Quarterly Holdings Report
for
Fidelity ZERO® International Index Fund
July 31, 2026
IID-NPRT3-0926
1.9891457.107
Common Stocks - 97.2%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	21,602	1,521,861
AUSTRALIA - 4.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,196,449	4,223,913
Interactive Media & Services - 0.0%
CAR Group Ltd	114,533	2,091,245
REA Group Ltd	15,205	1,717,169
SEEK Ltd	107,270	1,106,779
		4,915,193
TOTAL COMMUNICATION SERVICES		9,139,106
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	345,876	21,664,061
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	183,929	8,266,702
Lottery Corp/The	681,958	2,671,903
		10,938,605
Specialty Retail - 0.0%
JB Hi-Fi Ltd	33,272	1,914,042
TOTAL CONSUMER DISCRETIONARY		34,516,708
Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd (e)	243,782	843,136
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	409,673	6,920,599
Endeavour Group Ltd/Australia (e)	470,636	1,148,693
Metcash Ltd	333,551	712,199
Woolworths Group Ltd	372,284	10,388,822
		19,170,313
TOTAL CONSUMER STAPLES		20,013,449
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	72,706	2,051,339
Santos Ltd	991,403	5,506,004
Whitehaven Coal Ltd	251,473	1,241,912
Woodside Energy Group Ltd	579,587	13,565,201
TOTAL ENERGY		22,364,456
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	918,542	24,006,170
Bank of Queensland Ltd	200,244	932,709
Bendigo & Adelaide Bank Ltd	174,286	1,401,150
Commonwealth Bank of Australia	509,934	63,744,213
National Australia Bank Ltd	934,873	27,070,147
Westpac Banking Corp	1,042,273	27,638,246
		144,792,635
Capital Markets - 0.2%
ASX Ltd	59,673	2,301,810
HUB24 Ltd	25,066	1,492,575
Macquarie Group Ltd	107,947	19,162,627
Magellan Financial Group Ltd warrants 4/16/2027 (b)	1,938	16
		22,957,028
Financial Services - 0.0%
AMP Ltd	776,589	1,170,148
Challenger Ltd	165,652	1,138,351
Washington H Soul Pattinson & Co Ltd	109,590	3,556,727
		5,865,226
Insurance - 0.2%
Insurance Australia Group Ltd	717,751	4,276,499
Medibank Pvt Ltd	842,118	3,052,460
QBE Insurance Group Ltd	455,488	7,900,332
Steadfast Group Ltd	341,063	1,218,874
Suncorp Group Ltd	330,711	4,449,635
		20,897,800
TOTAL FINANCIALS		194,512,689
Health Care - 0.2%
Biotechnology - 0.1%
CSL Ltd	147,933	12,790,325
Telix Pharmaceuticals Ltd (b)(e)	89,507	889,322
		13,679,647
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	43,281	993,982
Cochlear Ltd	19,729	1,653,458
		2,647,440
Health Care Providers & Services - 0.1%
EBOS Group Ltd	62,005	803,876
Ramsay Health Care Ltd	57,904	1,799,528
Sigma Healthcare Ltd	1,759,079	3,627,215
Sonic Healthcare Ltd	149,235	2,283,967
		8,514,586
Health Care Technology - 0.0%
Pro Medicus Ltd	16,934	1,926,393
TOTAL HEALTH CARE		26,768,066
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	410,750	5,638,655
Cleanaway Waste Management Ltd	694,528	1,140,551
		6,779,206
Construction & Engineering - 0.0%
Worley Ltd	139,923	1,038,569
Ground Transportation - 0.0%
Aurizon Holdings Ltd	509,443	1,498,151
Passenger Airlines - 0.0%
Qantas Airways Ltd	223,667	1,556,502
Professional Services - 0.1%
ALS Ltd	153,384	2,315,061
Computershare Ltd	165,870	4,765,958
		7,081,019
Trading Companies & Distributors - 0.0%
Reece Ltd (e)	68,894	773,545
SGH Ltd	60,947	1,884,831
		2,658,376
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	209,190	738,794
Qube Holdings Ltd	522,303	1,764,089
Transurban Group unit	950,700	9,872,791
		12,375,674
TOTAL INDUSTRIALS		32,987,497
Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)(e)	232,759	2,189,239
Software - 0.1%
IREN Ltd (b)(e)	103,549	3,810,603
Technology One Ltd	92,061	2,007,908
WiseTech Global Ltd	63,946	1,648,204
		7,466,715
TOTAL INFORMATION TECHNOLOGY		9,655,954
Materials - 1.5%
Chemicals - 0.0%
Dyno Nobel Ltd	493,833	1,307,135
Orica Ltd	140,060	2,287,968
		3,595,103
Metals & Mining - 1.5%
BHP Group Ltd	1,548,175	65,256,441
BlueScope Steel Ltd	133,726	3,067,175
Capricorn Metals Ltd	137,944	1,222,798
Evolution Mining Ltd	620,071	4,916,746
Fortescue Ltd	506,783	6,576,147
Genesis Minerals Ltd (b)(e)	348,826	1,397,394
Glencore PLC	2,895,601	21,327,111
IGO Ltd (b)	209,701	1,009,253
Lynas Rare Earths Ltd (b)	282,562	2,773,281
Mineral Resources Ltd (b)	53,077	2,157,159
Northern Star Resources Ltd	436,020	6,042,719
OceanaGold Corp	68,459	1,650,615
Perseus Mining Ltd	410,582	1,405,535
PLS Group Ltd (b)(e)	933,832	2,713,369
Ramelius Resources Ltd	573,875	1,234,195
Regis Resources Ltd	225,238	965,191
Rio Tinto Ltd	113,268	13,499,479
Rio Tinto PLC	324,980	31,578,196
Sandfire Resources Ltd (b)	143,209	1,895,712
South32 Ltd	1,370,254	4,368,512
Westgold Resources Ltd	281,850	939,509
		175,996,537
TOTAL MATERIALS		179,591,640
Real Estate - 0.2%
Diversified REITs - 0.1%
Charter Hall Group unit	143,394	2,344,731
GPT Group/The unit	579,168	2,086,095
Mirvac Group unit	1,182,082	1,482,534
Stockland unit (e)	736,935	2,205,921
		8,119,281
Industrial REITs - 0.1%
Goodman Group unit	623,730	12,985,394
Office REITs - 0.0%
Dexus unit	332,886	1,397,998
Retail REITs - 0.0%
Scentre Group unit	1,597,126	4,384,935
Vicinity Ltd unit	1,191,175	2,238,630
		6,623,565
TOTAL REAL ESTATE		29,126,238
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	526,350	3,971,007
Gas Utilities - 0.0%
Apa Group unit	403,900	2,889,263
Multi-Utilities - 0.0%
AGL Energy Ltd	184,450	1,073,283
TOTAL UTILITIES		7,933,553
TOTAL AUSTRALIA		566,609,356
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	44,039	3,206,983
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (c)(d)	23,523	4,752,396
Erste Group Bank AG	97,675	12,705,107
Raiffeisen Bank International AG	39,186	2,684,128
		20,141,631
Insurance - 0.0%
UNIQA Insurance Group AG	36,420	755,959
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,721	876,531
		1,632,490
TOTAL FINANCIALS		21,774,121
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	2,134	497,086
Machinery - 0.0%
ANDRITZ AG	22,066	2,066,167
TOTAL INDUSTRIALS		2,563,253
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG (e)	33,075	810,866
Metals & Mining - 0.0%
voestalpine AG	31,898	1,654,507
Paper & Forest Products - 0.0%
Mondi PLC	136,298	1,638,932
TOTAL MATERIALS		4,104,305
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Europe AG (b)(f)	7,756	0
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	25,257	1,734,400
TOTAL AUSTRIA		33,383,062
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	6,289	1,301,037
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	301,007	26,143,659
Food Products - 0.0%
Lotus Bakeries NV	124	1,592,915
TOTAL CONSUMER STAPLES		27,736,574
Financials - 0.2%
Banks - 0.2%
KBC Group NV	76,325	10,970,967
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	22,532	2,030,554
Sofina SA	4,648	1,317,449
		3,348,003
Insurance - 0.0%
Ageas SA/NV	43,559	3,611,541
TOTAL FINANCIALS		17,930,511
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	5,811	1,299,985
UCB SA	36,760	9,448,685
TOTAL HEALTH CARE		10,748,670
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	6,629	2,057,827
Electrical Equipment - 0.0%
Cenergy Holdings SA (Greece)	18,086	446,733
TOTAL INDUSTRIALS		2,504,560
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	21,947	672,185
Syensqo SA	21,159	1,875,102
Umicore SA	69,500	1,731,109
TOTAL MATERIALS		4,278,396
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	25,688	2,080,954
Industrial REITs - 0.0%
Warehouses De Pauw CVA	58,050	1,494,109
TOTAL REAL ESTATE		3,575,063
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	15,227	2,189,609
TOTAL BELGIUM		70,264,420
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	223,500	1,438,664
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	236,400	906,119
TOTAL COMMUNICATION SERVICES		2,344,783
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (b)	530,100	425,614
Lojas Renner SA	304,724	817,543
Ultrapar Participacoes SA	207,400	1,352,213
Vibra Energia SA	279,810	1,989,910
TOTAL CONSUMER DISCRETIONARY		4,585,280
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	1,296,800	4,090,593
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	403,157	1,469,742
Sendas Distribuidora S/A	410,200	687,827
		2,157,569
Food Products - 0.0%
MBRF Global Foods Co SA	220,400	762,616
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	242,088	400,205
TOTAL CONSUMER STAPLES		7,410,983
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	1,110,000	10,738,368
Petroleo Brasileiro SA - Petrobras (PN)	1,371,800	11,750,206
PRIO SA/Brazil (b)	242,900	2,915,768
TOTAL ENERGY		25,404,342
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	512,559	1,616,803
Banco Bradesco SA (PN)	1,561,679	5,677,825
Banco do Brasil SA	876,300	3,690,758
Itau Unibanco Holding SA	1,648,281	13,946,080
Itausa SA	1,778,459	4,848,604
NU Holdings Ltd/Cayman Islands Class A (b)	1,170,727	16,776,519
		46,556,589
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	1,542,800	4,787,439
Banco BTG Pactual SA unit	331,500	3,714,469
XP Inc depository receipt	117,691	2,009,672
		10,511,580
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	48,523	467,761
StoneCo Ltd Class A	69,364	789,016
		1,256,777
Insurance - 0.0%
BB Seguridade Participacoes SA	182,900	1,488,702
Caixa Seguridade Participacoes S/A	182,400	728,643
		2,217,345
TOTAL FINANCIALS		60,542,291
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	306,405	2,093,817
Pharmaceuticals - 0.0%
Hypera SA	128,526	539,291
TOTAL HEALTH CARE		2,633,108
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	212,600	3,644,164
Electrical Equipment - 0.1%
WEG SA	448,600	4,177,016
Ground Transportation - 0.0%
Localiza Rent a Car SA	266,931	1,980,465
Rumo SA	360,500	1,026,922
		3,007,387
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	301,200	877,013
TOTAL INDUSTRIALS		11,705,580
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	152,000	931,343
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	49,209	2,319,352
Containers & Packaging - 0.0%
Klabin SA unit	297,919	1,072,571
Metals & Mining - 0.3%
Gerdau SA	388,100	1,912,497
Vale SA	1,068,243	16,074,801
Wheaton Precious Metals Corp	138,535	15,068,529
		33,055,827
Paper & Forest Products - 0.0%
Suzano SA	204,953	1,751,490
TOTAL MATERIALS		38,199,240
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	109,800	586,781
Multiplan Empreendimentos Imobiliarios SA	85,000	471,687
TOTAL REAL ESTATE		1,058,468
Utilities - 0.1%
Electric Utilities - 0.1%
Axia Energia SA	339,062	3,532,990
Axia Energia SA Series C	92,763	951,758
Cia Energetica de Minas Gerais	573,454	1,282,852
Cia Paranaense de Energia - Copel	574,900	1,681,893
Energisa S/A unit	100,090	983,495
Equatorial SA	323,623	2,468,119
Transmissora Alianca de Energia Eletrica S/A unit	64,300	503,069
		11,404,176
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	219,500	1,139,253
Engie Brasil Energia SA	104,070	611,796
		1,751,049
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	721,504	3,942,606
Cia De Saneamento do Parana Sanepar unit	71,800	513,166
		4,455,772
TOTAL UTILITIES		17,610,997
TOTAL BRAZIL		172,426,415
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	175,031	2,477,166
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	31,413	1,543,949
CANADA - 7.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc	94,329	2,046,257
Quebecor Inc Class B	45,947	2,126,177
TELUS Corp	156,058	1,489,500
		5,661,934
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	117,821	3,988,861
TOTAL COMMUNICATION SERVICES		9,650,795
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	78,061	5,353,486
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	15,092	2,202,677
Dollarama Inc	82,626	11,255,903
		13,458,580
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	105,975	7,837,849
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	29,466	2,935,985
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	56,045	3,102,395
TOTAL CONSUMER DISCRETIONARY		32,688,295
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	226,668	14,715,594
Empire Co Ltd Class A	38,096	1,394,376
George Weston Ltd	47,196	3,527,285
Loblaw Cos Ltd	170,037	7,982,405
Metro Inc/CN	58,403	3,882,007
		31,501,667
Food Products - 0.0%
Saputo Inc	73,682	2,072,462
TOTAL CONSUMER STAPLES		33,574,129
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	172,734	4,131,520
Cameco Corp	132,818	11,462,226
Canadian Natural Resources Ltd	635,781	30,286,732
Cenovus Energy Inc	411,595	12,410,829
Enbridge Inc	665,249	36,198,734
Imperial Oil Ltd	45,768	5,933,826
Keyera Corp	86,314	3,667,198
NexGen Energy Ltd (b)	200,260	1,831,389
Pembina Pipeline Corp	177,356	8,671,384
South Bow Corp	62,936	2,333,640
Suncor Energy Inc	359,913	24,169,640
TC Energy Corp	317,430	21,375,605
Tourmaline Oil Corp	112,771	4,980,314
Whitecap Resources Inc	371,458	4,382,719
TOTAL ENERGY		171,835,756
Financials - 3.2%
Banks - 2.3%
Bank of Montreal	213,462	38,291,750
Bank of Nova Scotia/The	374,308	32,834,222
Canadian Imperial Bank of Commerce	280,370	33,208,000
National Bank of Canada	117,440	18,995,984
Royal Bank of Canada	425,714	89,102,790
Toronto Dominion Bank	509,032	61,017,753
		273,450,499
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	115,021	5,563,772
Brookfield Corp Class A	651,053	27,670,391
Onex Corp Subordinate Voting Shares	17,894	1,370,148
TMX Group Ltd	84,448	3,086,718
		37,691,029
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	6,059	10,146,496
Great-West Lifeco Inc	79,680	5,282,633
iA Financial Corp Inc	27,313	4,038,353
Intact Financial Corp	53,892	10,581,569
Manulife Financial Corp	508,364	22,577,839
Power Corp of Canada Subordinate Voting Shares	161,408	11,030,343
Sun Life Financial Inc	168,765	14,002,253
		77,659,486
TOTAL FINANCIALS		388,801,014
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	26,849	6,468,582
CAE Inc (b)	97,099	2,504,618
		8,973,200
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	121,526	2,727,259
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	49,724	3,082,012
Stantec Inc	34,962	2,467,304
WSP Global Inc	41,162	5,028,938
		10,578,254
Ground Transportation - 0.4%
Canadian National Railway Co	164,782	20,952,592
Canadian Pacific Kansas City Ltd	270,538	24,030,668
TFI International Inc	23,619	3,190,928
		48,174,188
Passenger Airlines - 0.0%
Air Canada (b)	84,449	1,528,317
Professional Services - 0.0%
Thomson Reuters Corp	39,966	3,920,622
Trading Companies & Distributors - 0.1%
Finning International Inc	39,851	2,640,909
Toromont Industries Ltd	24,860	3,739,507
		6,380,416
TOTAL INDUSTRIALS		82,282,256
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	35,054	11,599,314
IT Services - 0.4%
CGI Inc Class A	57,302	4,194,285
Shopify Inc Class A (b)	371,759	43,539,176
		47,733,461
Software - 0.1%
Constellation Software Inc/Canada	6,075	13,013,635
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	2,626	0
Descartes Systems Group Inc/The (b)	26,196	1,967,340
Open Text Corp	72,853	1,846,984
		16,827,959
TOTAL INFORMATION TECHNOLOGY		76,160,734
Materials - 0.9%
Chemicals - 0.1%
Nutrien Ltd	146,639	10,121,475
Containers & Packaging - 0.0%
CCL Industries Inc Class B	43,289	2,870,288
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	155,091	22,516,047
Alamos Gold Inc Class A	128,383	3,568,001
B2Gold Corp	406,343	1,521,774
Barrick Mining Corp	510,778	18,746,320
DPM Metals Inc	67,008	2,355,569
Equinox Gold Corp	237,858	2,131,110
First Majestic Silver Corp	141,741	2,130,368
Franco-Nevada Corp	58,827	12,515,294
Hudbay Minerals Inc	135,348	3,071,241
Kinross Gold Corp	364,243	8,397,713
Lundin Gold Inc	30,014	1,680,493
OR Royalties Inc	56,651	1,683,547
Pan American Silver Corp	128,700	5,541,486
Teck Resources Ltd Class B	136,766	8,230,253
		94,089,216
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	17,378	1,125,351
TOTAL MATERIALS		108,206,330
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	13,340	1,311,685
FirstService Corp Subordinate Voting Shares	12,450	1,753,755
TOTAL REAL ESTATE		3,065,440
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	93,402	4,991,079
Fortis Inc/Canada	155,109	8,829,545
Hydro One Ltd (c)(d)	97,004	4,041,113
		17,861,737
Gas Utilities - 0.0%
AltaGas Ltd	94,942	3,777,769
Brookfield Infrastructure Corp (e)	37,102	1,568,402
		5,346,171
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	41,438	1,382,794
Capital Power Corp	48,067	2,258,568
Northland Power Inc	80,701	1,256,123
		4,897,485
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	211,019	1,234,336
Canadian Utilities Ltd Class A	39,182	1,557,386
		2,791,722
TOTAL UTILITIES		30,897,115
TOTAL CANADA		937,161,864
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	250,143	1,672,373
Specialty Retail - 0.0%
Empresas Copec SA	108,711	742,474
TOTAL CONSUMER DISCRETIONARY		2,414,847
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	108,081	538,225
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	387,826	815,446
TOTAL CONSUMER STAPLES		1,353,671
Financials - 0.1%
Banks - 0.1%
Banco de Chile	14,298,520	2,979,044
Banco de Credito e Inversiones SA	24,253	1,745,120
Banco Itau Chile SA	21,317	481,481
Banco Santander Chile	18,735,210	1,632,014
TOTAL FINANCIALS		6,837,659
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Quinenco SA	84,089	403,374
Passenger Airlines - 0.0%
Latam Airlines Group SA	76,565,894	2,037,365
TOTAL INDUSTRIALS		2,440,739
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	43,173	2,911,478
Metals & Mining - 0.1%
Antofagasta PLC	105,194	5,181,884
Lundin Mining Corp	206,158	5,104,501
		10,286,385
Paper & Forest Products - 0.0%
Empresas Cmpc SA	329,897	374,339
TOTAL MATERIALS		13,572,202
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	216,682	918,932
Plaza SA	236,880	960,488
TOTAL REAL ESTATE		1,879,420
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	5,706,564	540,060
Enel Chile SA	7,260,587	640,275
		1,180,335
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	2,162,118	323,219
TOTAL UTILITIES		1,503,554
TOTAL CHILE		30,002,092
CHINA - 5.9%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	1,415,500	1,810,346
Entertainment - 0.1%
China Ruyi Holdings Ltd (b)(e)	3,408,000	625,768
Kingsoft Corp Ltd	301,400	1,028,443
Netease Inc	525,670	13,986,090
Tencent Music Entertainment Group Class A ADR	154,293	1,458,069
		17,098,370
Interactive Media & Services - 1.1%
Baidu Inc A Shares (b)	670,728	9,291,329
Bilibili Inc Z Shares (b)	88,975	1,693,692
Kuaishou Technology B Shares (c)(d)	875,500	4,878,526
Tencent Holdings Ltd	1,861,700	113,755,429
		129,618,976
TOTAL COMMUNICATION SERVICES		148,527,692
Consumer Discretionary - 2.0%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	186,400	1,411,833
Minth Group Ltd	214,000	754,774
		2,166,607
Automobiles - 0.2%
BYD Co Ltd H Shares	1,123,120	13,426,720
Geely Automobile Holdings Ltd	1,680,000	4,241,559
Great Wall Motor Co Ltd H Shares	709,500	821,465
Li Auto Inc A Shares (b)	364,132	2,479,974
NIO Inc A Shares (b)	570,750	2,800,580
XPeng Inc A Shares (b)	451,214	2,926,709
Yadea Group Holdings Ltd (c)(d)	322,478	441,215
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	137,500	700,615
		27,838,837
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	5,848,740	89,096,216
JD.com Inc A Shares	823,676	13,549,449
PDD Holdings Inc Class A ADR (b)	238,670	21,136,615
Prosus NV Class N	406,039	18,869,773
Vipshop Holdings Ltd Class A ADR	63,217	969,749
		143,621,802
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	416,040	2,439,785
TAL Education Group Class A ADR (b)	127,341	1,591,763
		4,031,548
Hotels, Restaurants & Leisure - 0.4%
Atour Lifestyle Holdings Ltd ADR	25,958	891,138
Guming Holdings Ltd (e)	220,800	658,256
H World Group Ltd	524,140	2,226,715
Haidilao International Holding Ltd (c)(d)	526,000	797,478
Meituan B Shares (b)(c)(d)	1,705,790	20,139,374
Tongcheng Travel Holdings Ltd (d)	366,000	666,439
Trip.com Group Ltd (b)	185,496	8,690,580
Yum China Holdings Inc (Hong Kong)	106,750	5,074,518
		39,144,498
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	701,600	2,022,598
Midea Group Co Ltd H Shares (e)	134,600	1,705,352
		3,727,950
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	647,200	1,020,844
Pop Mart International Group Ltd (c)(d)(e)	204,800	4,246,210
		5,267,054
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	355,800	3,581,864
Laopu Gold Co Ltd H Shares (e)	14,100	583,964
Li Ning Co Ltd	696,500	1,345,503
Shenzhou International Group Holdings Ltd	241,700	1,373,940
		6,885,271
TOTAL CONSUMER DISCRETIONARY		232,683,567
Consumer Staples - 0.1%
Beverages - 0.0%
China Resources Beer Holdings Co Ltd	480,500	1,449,756
Nongfu Spring Co Ltd H Shares (c)(d)	554,200	3,093,808
Tsingtao Brewery Co Ltd H Shares	184,000	1,093,338
		5,636,902
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(e)	1,780,000	814,827
JD Health International Inc (b)(c)(d)	316,350	1,589,334
		2,404,161
Food Products - 0.1%
China Feihe Ltd (c)(d)	1,204,000	505,095
China Mengniu Dairy Co Ltd	897,000	2,161,749
Tingyi Cayman Islands Holding Corp	562,000	852,775
Want Want China Holdings Ltd	1,435,000	618,471
Wilmar International Ltd	803,800	2,458,103
		6,596,193
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	145,800	572,239
Hengan International Group Co Ltd	200,500	633,018
		1,205,257
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	578,000	678,057
TOTAL CONSUMER STAPLES		16,520,570
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	532,000	480,282
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	625,000	853,533
China Petroleum & Chemical Corp H Shares	7,252,000	4,096,496
China Shenhua Energy Co Ltd H Shares	1,030,000	5,707,921
COSCO SHIPPING Energy Transportation Co Ltd H Shares	384,000	681,097
PetroChina Co Ltd H Shares	6,430,000	8,149,827
Yankuang Energy Group Co Ltd H Shares	971,500	1,469,192
		20,958,066
TOTAL ENERGY		21,438,348
Financials - 1.2%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	9,365,000	7,535,085
Bank of China Ltd H Shares	25,479,000	17,901,317
Bank of Communications Co Ltd H Shares	6,511,000	6,276,543
BOC Hong Kong Holdings Ltd	1,096,500	7,298,442
China CITIC Bank Corp Ltd H Shares	2,770,000	2,730,299
China Construction Bank Corp H Shares	30,032,000	35,240,327
China Merchants Bank Co Ltd H Shares	1,007,000	6,535,793
China Minsheng Banking Corp Ltd H Shares	2,232,000	1,033,122
Industrial & Commercial Bank of China Ltd H Shares	24,328,000	23,296,858
Postal Savings Bank of China Co Ltd H Shares (c)(d)	2,879,000	1,864,904
		109,712,690
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	1,151,000	1,116,892
China International Capital Corp Ltd H Shares (c)(d)	447,200	1,231,705
CITIC Securities Co Ltd H Shares	390,875	1,361,663
Guotai Haitong Securities Co Ltd H Shares (c)(d)	763,800	1,454,087
Huatai Securities Co Ltd H Shares (c)(d)	482,400	1,038,933
		6,203,280
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	2,268,000	8,444,558
China Pacific Insurance Group Co Ltd H Shares	789,400	3,076,107
China Taiping Insurance Holdings Co Ltd	432,000	1,212,976
New China Life Insurance Co Ltd H Shares	293,900	1,812,328
People's Insurance Co Group of China Ltd/The H Shares	2,656,000	1,849,148
PICC Property & Casualty Co Ltd H Shares	2,110,000	4,412,425
Ping An Insurance Group Co of China Ltd H Shares	1,975,000	14,754,779
		35,562,321
TOTAL FINANCIALS		151,478,291
Health Care - 0.2%
Biotechnology - 0.1%
3SBio Inc (c)(d)	587,000	1,251,484
Akeso Inc (b)(c)(d)(e)	209,000	2,503,768
Innovent Biologics Inc (b)(c)(d)	440,500	4,869,855
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(e)	13,500	832,819
Zai Lab Ltd (b)(e)	317,500	578,543
		10,036,469
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	411,200	911,875
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	410,000	944,175
Wuxi Apptec Co Ltd H Shares (c)(d)	130,884	2,681,967
Wuxi Biologics Cayman Inc (b)(c)(d)	1,099,000	5,424,121
		9,050,263
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	2,404,160	2,630,278
Hansoh Pharmaceutical Group Co Ltd (c)(d)	350,000	1,436,168
Sino Biopharmaceutical Ltd	3,051,500	1,957,187
		6,023,633
TOTAL HEALTH CARE		26,022,240
Industrials - 0.3%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)(e)	1,779,800	2,289,883
JD Logistics Inc (b)(c)(d)	635,400	1,216,937
ZTO Express Cayman Inc A Shares	119,300	2,854,992
		6,361,812
Building Products - 0.0%
Xinyi Glass Holdings Ltd (e)	712,678	846,955
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	1,060,000	689,329
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	1,293,000	595,191
China State Construction International Holdings Ltd (e)	584,000	641,161
		1,236,352
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd H Shares	59,900	4,741,970
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	247,919	2,352,751
Industrial Conglomerates - 0.0%
CITIC Ltd	2,395,000	3,777,689
Machinery - 0.2%
Airtac International Group	43,650	1,768,672
CRRC Corp Ltd H Shares	1,331,000	892,719
Sinotruk Hong Kong Ltd	203,500	1,054,555
UBTech Robotics Corp Ltd H Shares (b)(e)	99,950	1,039,340
Weichai Power Co Ltd H Shares	586,000	2,461,343
Yangzijiang Shipbuilding (Holdings) Ltd	815,500	2,489,327
Zhuzhou CRRC Times Electric Co Ltd H Shares	122,000	523,631
		10,229,587
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	729,500	1,466,925
SITC International Holdings Co Ltd	395,000	1,988,499
		3,455,424
Professional Services - 0.0%
Kanzhun Ltd ADR	116,167	1,891,199
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	359,272	700,458
TOTAL INDUSTRIALS		36,283,526
Information Technology - 0.3%
Communications Equipment - 0.0%
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)	91,500	1,128,816
ZTE Corp H Shares (e)	223,400	708,166
		1,836,982
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	211,500	1,039,377
BYD Electronic International Co Ltd	226,500	678,137
Kingboard Holdings Ltd	180,000	899,725
Sunny Optical Technology Group Co Ltd	202,700	1,448,706
		4,065,945
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	316,100	1,286,258
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (b)(e)	7,185,000	558,866
Hua Hong Grace Semiconductor Ltd (b)(c)(d)	211,000	3,451,915
Silergy Corp	102,000	1,271,051
Xinyi Solar Holdings Ltd (e)	1,411,295	395,905
		5,677,737
Software - 0.0%
Horizon Robotics A Shares (b)(e)	3,273,000	2,157,683
Kingdee International Software Group Co Ltd (b)	879,000	933,651
		3,091,334
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	2,306,000	7,052,193
Xiaomi Corp B Shares (b)(c)(d)	5,214,400	19,134,160
		26,186,353
TOTAL INFORMATION TECHNOLOGY		42,144,609
Materials - 0.2%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	132,200	620,677
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	360,000	848,771
China National Building Material Co Ltd H Shares	1,102,000	524,133
		1,372,904
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	1,212,000	1,307,447
China Gold International Resources Corp Ltd	72,800	1,632,857
China Hongqiao Group Ltd	999,000	3,126,015
CMOC Group Ltd H Shares	1,095,000	2,358,277
Jiangxi Copper Co Ltd H Shares	328,000	1,471,366
Lingbao Gold Group Co Ltd H Shares (e)	231,800	570,455
MMG Ltd (b)	1,440,000	1,540,549
Shandong Gold Mining Co Ltd H Shares (c)(d)	277,250	712,710
Zhaojin Mining Industry Co Ltd H Shares	506,500	1,369,198
Zijin Mining Group Co Ltd H Shares	1,828,000	7,747,976
		21,836,850
TOTAL MATERIALS		23,830,431
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	1,141,000	1,965,586
China Resources Land Ltd	872,000	3,691,523
China Resources Mixc Lifestyle Services Ltd (c)(d)	180,555	919,075
Country Garden Services Holdings Co Ltd	629,000	449,147
KE Holdings Inc A Shares	595,600	3,340,662
Longfor Group Holdings Ltd (c)(d)(e)	595,950	521,297
Wharf Holdings Ltd/The	283,000	709,088
TOTAL REAL ESTATE		11,596,378
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	906,600	706,330
China Resources Gas Group Ltd	270,700	577,478
ENN Energy Holdings Ltd	223,100	1,335,346
Kunlun Energy Co Ltd	1,140,000	1,052,433
		3,671,587
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	3,224,000	1,188,075
China Longyuan Power Group Corp Ltd H Shares	1,010,000	743,102
China Power International Development Ltd (e)	1,376,000	498,296
China Resources Power Holdings Co Ltd (e)	672,000	1,657,207
Huaneng Power International Inc H Shares (e)	1,256,000	965,735
		5,052,415
Water Utilities - 0.0%
Guangdong Investment Ltd	836,000	902,902
TOTAL UTILITIES		9,626,904
TOTAL CHINA		720,152,556
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	85,174	2,414,013
Financial Services - 0.0%
Grupo de Inversiones Suramericana SA	42,938	747,974
TOTAL FINANCIALS		3,161,987
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	136,215	1,290,904
TOTAL COLOMBIA		4,452,891
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(e)	228,692	1,642,778
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	57,729	2,740,266
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	22,073	1,103,519
Moneta Money Bank AS (c)(d)	78,329	716,811
TOTAL FINANCIALS		1,820,330
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	49,184	3,168,478
TOTAL CZECH REPUBLIC		4,988,808
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	22,933	2,872,816
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	27,497	4,056,253
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	196,188	11,295,489
Jyske Bank A/S	12,318	1,957,350
Ringkjoebing Landbobank A/S	7,764	2,086,530
		15,339,369
Insurance - 0.0%
Tryg A/S	97,301	2,322,194
TOTAL FINANCIALS		17,661,563
Health Care - 0.6%
Biotechnology - 0.1%
Ascendis Pharma A/S (b)(e)	15,545	3,791,581
Genmab A/S (b)	19,013	5,472,672
Zealand Pharma A/S (b)	19,142	897,742
		10,161,995
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	36,299	2,400,444
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	971,072	45,933,240
TOTAL HEALTH CARE		58,495,679
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	60,095	12,987,793
Commercial Services & Supplies - 0.0%
ISS A/S	44,836	1,987,946
Electrical Equipment - 0.1%
NKT A/S (b)	16,503	2,250,640
Vestas Wind Systems A/S	303,597	8,172,062
		10,422,702
TOTAL INDUSTRIALS		25,398,441
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	105,082	6,841,192
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	140,020	3,132,197
TOTAL DENMARK		118,458,141
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	155,944	315,851
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	417,725	297,267
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	839,739	2,314,823
Capital Markets - 0.0%
EFG Holding S.A.E.	344,837	176,632
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (b)	694,877	254,992
TOTAL FINANCIALS		2,746,447
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	305,793	581,694
TOTAL EGYPT		3,941,259
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	44,505	1,795,207
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	82,412	2,050,821
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	131,311	4,627,434
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	1,039,724	20,997,136
Insurance - 0.1%
Sampo Oyj A Shares	759,092	8,404,481
TOTAL FINANCIALS		29,401,617
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	33,482	3,131,252
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	118,755	6,860,811
Konecranes Oyj A Shares	63,959	1,994,317
Metso Oyj	215,302	3,999,718
Valmet Oyj	44,930	1,353,304
Wartsila OYJ Abp	148,059	5,009,342
TOTAL INDUSTRIALS		19,217,492
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	1,645,312	15,207,507
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	185,646	2,127,504
UPM-Kymmene Oyj	160,653	4,370,691
TOTAL MATERIALS		6,498,195
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	134,243	3,053,476
TOTAL FINLAND		84,983,001
FRANCE - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA	559,640	10,693,431
Media - 0.0%
Publicis Groupe SA	69,124	7,377,642
TOTAL COMMUNICATION SERVICES		18,071,073
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	209,552	8,470,193
Automobiles - 0.0%
Renault SA	55,337	1,747,336
Hotels, Restaurants & Leisure - 0.0%
Accor SA	62,511	3,236,597
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	10,620	18,817,304
Kering SA	21,472	7,087,338
LVMH Moet Hennessy Louis Vuitton SE	77,342	42,471,221
		68,375,863
TOTAL CONSUMER DISCRETIONARY		81,829,989
Consumer Staples - 0.4%
Beverages - 0.0%
Pernod Ricard SA	60,866	4,743,490
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	169,308	3,107,138
Food Products - 0.1%
Danone SA	197,252	15,343,469
Personal Care Products - 0.3%
L'Oreal SA	69,957	31,158,523
TOTAL CONSUMER STAPLES		54,352,620
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	637,968	56,220,115
Financials - 0.8%
Banks - 0.6%
BNP Paribas SA	302,045	38,380,475
Credit Agricole SA	341,097	7,621,970
Societe Generale SA Series A	201,947	18,982,343
		64,984,788
Insurance - 0.2%
AXA SA	502,620	26,050,611
TOTAL FINANCIALS		91,035,399
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	88,930	16,836,402
Industrials - 1.3%
Aerospace & Defense - 0.9%
Airbus SE	188,286	44,201,780
Safran SA	103,252	40,576,110
Thales SA	27,618	7,831,349
		92,609,239
Building Products - 0.1%
Cie de Saint-Gobain SA	139,058	13,069,660
Construction & Engineering - 0.2%
Bouygues SA	57,117	3,217,390
Eiffage SA	21,635	3,074,890
Vinci SA	152,484	21,529,654
		27,821,934
Electrical Equipment - 0.1%
Legrand SA	80,035	12,167,662
Professional Services - 0.0%
Bureau Veritas SA	106,536	3,398,086
TOTAL INDUSTRIALS		149,066,581
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	46,738	5,555,313
Software - 0.0%
Dassault Systemes SE	200,867	4,673,173
TOTAL INFORMATION TECHNOLOGY		10,228,486
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	194,244	38,267,726
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	37,131	4,508,695
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	565,264	17,619,916
Veolia Environnement SA	203,410	8,094,369
TOTAL UTILITIES		25,714,285
TOTAL FRANCE		546,131,371
GERMANY - 4.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	1,034,552	31,927,316
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	22,642	1,941,250
TOTAL COMMUNICATION SERVICES		33,868,566
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG	32,663	2,716,362
Automobiles - 0.2%
Bayerische Motoren Werke AG	97,690	6,680,218
Mercedes-Benz Group AG	220,195	11,905,765
		18,585,983
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	67,180	2,189,263
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	54,907	10,159,065
TOTAL CONSUMER DISCRETIONARY		33,650,673
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	29,536	2,420,188
Personal Care Products - 0.0%
Beiersdorf AG (e)	27,483	2,552,925
TOTAL CONSUMER STAPLES		4,973,113
Financials - 1.1%
Banks - 0.1%
Commerzbank AG	302,479	13,139,434
Capital Markets - 0.3%
Deutsche Bank AG	582,199	21,399,689
Deutsche Boerse AG	56,768	17,099,499
		38,499,188
Insurance - 0.7%
Allianz SE	115,832	57,696,202
Hannover Rueck SE	18,375	5,309,996
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	38,688	23,239,887
		86,246,085
TOTAL FINANCIALS		137,884,707
Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	30,071	2,723,831
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	89,016	3,790,710
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	63,555	3,261,763
Fresenius SE & Co KGaA	125,285	6,439,305
		9,701,068
Pharmaceuticals - 0.2%
Bayer AG	299,407	16,615,827
Merck KGaA	39,387	6,509,420
		23,125,247
TOTAL HEALTH CARE		39,340,856
Industrials - 1.4%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	16,447	6,861,847
Rheinmetall AG	14,225	18,804,727
		25,666,574
Air Freight & Logistics - 0.2%
Deutsche Post AG	280,168	18,715,726
Electrical Equipment - 0.3%
Siemens Energy AG	220,454	37,663,037
Industrial Conglomerates - 0.6%
Siemens AG	219,203	71,821,113
Machinery - 0.1%
Daimler Truck Holding AG	147,122	8,302,854
Gea Group Ag	44,467	3,161,235
Knorr-Bremse AG	19,920	2,363,689
		13,827,778
Trading Companies & Distributors - 0.0%
Brenntag SE	36,947	2,604,896
TOTAL INDUSTRIALS		170,299,124
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	398,061	28,566,287
Software - 0.5%
SAP SE	310,794	56,967,041
TOTAL INFORMATION TECHNOLOGY		85,533,328
Materials - 0.2%
Chemicals - 0.2%
BASF SE	272,122	15,797,671
Symrise AG	40,610	4,172,501
		19,970,172
Construction Materials - 0.0%
Heidelberg Materials AG	38,731	7,210,358
TOTAL MATERIALS		27,180,530
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	23,409	1,405,042
Vonovia SE	259,150	6,287,149
TOTAL REAL ESTATE		7,692,191
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	209,164	13,791,671
Multi-Utilities - 0.1%
E.ON SE	676,041	14,564,138
TOTAL UTILITIES		28,355,809
TOTAL GERMANY		568,778,897
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	53,278	1,229,979
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	52,084	805,050
Specialty Retail - 0.0%
JUMBO SA	33,046	922,189
TOTAL CONSUMER DISCRETIONARY		1,727,239
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	18,909	1,107,689
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	623,371	3,066,573
Eurobank SA	791,749	4,062,874
National Bank of Greece SA	255,486	4,743,280
Optima bank SA	54,210	651,378
Piraeus Bank SA	327,850	3,780,602
TOTAL FINANCIALS		16,304,707
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	20,629	1,075,708
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	33,364	1,768,251
Marine Transportation - 0.0%
Star Bulk Carriers Corp	27,442	788,958
TOTAL INDUSTRIALS		3,632,917
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	86,472	2,223,649
TOTAL GREECE		26,226,180
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (e)	29,735	2,839,098
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,089,000	1,842,680
PCCW Ltd	1,335,000	1,000,943
TOTAL COMMUNICATION SERVICES		2,843,623
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	2,364,000	2,547,154
Financials - 0.6%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	18,745	1,970,474
Hong Kong Exchanges & Clearing Ltd	363,453	18,936,938
		20,907,412
Insurance - 0.4%
AIA Group Ltd	3,185,600	32,113,710
Prudential PLC	769,563	11,565,416
		43,679,126
TOTAL FINANCIALS		64,586,538
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	494,998	2,090,474
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	103,000	1,306,807
Machinery - 0.1%
Techtronic Industries Co Ltd	435,500	7,330,154
Marine Transportation - 0.0%
Orient Overseas International Ltd	39,000	761,361
TOTAL INDUSTRIALS		11,488,796
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	94,500	1,823,147
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	594,329	3,625,510
Hang Lung Properties Ltd	519,406	482,820
Henderson Land Development Co Ltd	420,500	1,522,774
Hongkong Land Holdings Ltd (Singapore)	300,339	2,435,372
Sino Land Co Ltd	1,164,080	1,588,245
Sun Hung Kai Properties Ltd	469,000	7,360,885
Swire Properties Ltd	291,200	887,443
Wharf Real Estate Investment Co Ltd	483,000	1,637,017
		19,540,066
Retail REITs - 0.0%
Link REIT	823,713	4,108,902
TOTAL REAL ESTATE		23,648,968
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	185,500	1,480,707
CLP Holdings Ltd	485,500	4,827,009
Power Assets Holdings Ltd	417,000	3,139,836
		9,447,552
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	3,300,393	2,958,503
TOTAL UTILITIES		12,406,055
TOTAL HONG KONG		119,344,281
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (b)	139,266	1,993,952
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	75,068	11,108,556
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	42,885	1,599,406
TOTAL HUNGARY		14,701,914
INDIA - 2.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	409,038	1,677,671
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	946,768	19,564,715
TOTAL COMMUNICATION SERVICES		21,242,386
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Samvardhana Motherson International Ltd	1,341,119	2,118,721
Automobiles - 0.2%
Bajaj Auto Ltd	20,452	2,469,417
Eicher Motors Ltd	42,677	3,502,445
Mahindra & Mahindra Ltd	269,181	9,587,411
Maruti Suzuki India Ltd	40,261	6,005,489
Tata Motors Passenger Vehicles Limited	636,851	2,267,502
		23,832,264
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	1,442,584	4,572,945
Indian Hotels Co Ltd/The	275,866	2,135,998
		6,708,943
Specialty Retail - 0.0%
Trent Ltd	83,248	2,622,412
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	127,115	6,491,574
TOTAL CONSUMER DISCRETIONARY		41,773,914
Consumer Staples - 0.0%
Beverages - 0.0%
Varun Beverages Ltd	408,501	1,893,455
Personal Care Products - 0.0%
Hindustan Unilever Ltd	272,717	6,004,828
Tobacco - 0.0%
ITC Ltd	907,208	2,671,483
TOTAL CONSUMER STAPLES		10,569,766
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	602,011	2,012,434
Coal India Ltd	694,687	3,016,751
Indian Oil Corp Ltd	1,149,568	1,685,606
Oil & Natural Gas Corp Ltd	1,265,760	3,225,540
Reliance Industries Ltd	2,061,362	28,230,445
TOTAL ENERGY		38,170,776
Financials - 0.9%
Banks - 0.7%
Axis Bank Ltd	701,204	9,032,000
Federal Bank Ltd	549,799	2,067,508
HDFC Bank Ltd/Gift City	3,471,460	27,194,940
ICICI Bank Ltd	1,616,300	24,297,994
IndusInd Bank Ltd	173,625	1,841,773
Kotak Mahindra Bank Ltd	1,668,189	6,821,276
State Bank of India	561,889	6,048,876
		77,304,367
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (c)(d)	60,988	1,671,331
Consumer Finance - 0.1%
Bajaj Finance Ltd	854,612	10,218,973
Cholamandalam Investment and Finance Co Ltd	130,924	2,537,810
Shriram Finance Ltd	431,410	4,729,554
		17,486,337
Financial Services - 0.1%
Bajaj Finserv Ltd	117,918	2,506,972
Jio Financial Services Ltd	974,740	2,620,194
Power Finance Corp Ltd	442,157	1,965,974
REC Ltd	374,106	1,462,052
		8,555,192
Insurance - 0.0%
HDFC Life Insurance Co Ltd (c)(d)	320,808	1,843,743
PB Fintech Ltd (b)	113,361	1,903,575
		3,747,318
TOTAL FINANCIALS		108,764,545
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	30,995	2,908,631
Max Healthcare Institute Ltd	222,989	2,567,179
		5,475,810
Pharmaceuticals - 0.1%
Cipla Ltd/India	173,099	2,672,188
Dr Reddy's Laboratories Ltd	184,435	2,213,379
Sun Pharmaceutical Industries Ltd	328,630	6,853,838
		11,739,405
TOTAL HEALTH CARE		17,215,215
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,090,126	4,431,889
Hindustan Aeronautics Ltd (d)	56,983	2,776,407
		7,208,296
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	205,244	8,467,693
Electrical Equipment - 0.0%
CG Power & Industrial Solutions Ltd	200,585	1,815,128
Suzlon Energy Ltd (b)	3,428,919	1,723,456
		3,538,584
Machinery - 0.0%
Tata Motors Ltd /new	640,924	2,932,626
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	57,293	3,103,150
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	114,075	3,597,442
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	238,450	4,237,537
TOTAL INDUSTRIALS		33,085,328
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	322,931	4,567,613
Infosys Ltd	1,051,061	12,488,881
Persistent Systems Ltd	32,038	1,865,138
Tata Consultancy Services Ltd	308,819	7,663,672
Tech Mahindra Ltd	194,774	3,382,813
Wipro Ltd	919,535	1,774,087
TOTAL INFORMATION TECHNOLOGY		31,742,204
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	137,629	3,959,953
Construction Materials - 0.0%
UltraTech Cement Ltd	36,784	4,588,448
Metals & Mining - 0.2%
Hindalco Industries Ltd	444,997	4,561,018
Tata Steel Ltd	2,241,587	4,461,237
Vedanta Ltd	543,954	1,510,532
		10,532,787
TOTAL MATERIALS		19,081,188
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	1,388,345	4,133,883
Tata Power Co Ltd/The	534,636	2,133,587
		6,267,470
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	1,469,531	3,252,313
NTPC Ltd	1,447,075	5,263,824
		8,516,137
TOTAL UTILITIES		14,783,607
TOTAL INDIA		336,428,929
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	13,731,100	2,004,614
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	8,811,800	259,041
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	2,555,900	268,957
XLSMART Telecom Sejahtera Tbk PT	1,956,000	264,869
		533,826
TOTAL COMMUNICATION SERVICES		2,797,481
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	274,498,596	763,628
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	5,991,500	440,616
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	2,276,100	416,796
Indofood CBP Sukses Makmur Tbk PT	680,300	263,655
Indofood Sukses Makmur Tbk PT	1,328,400	514,287
Japfa Comfeed Indonesia Tbk PT	1,398,700	167,358
		1,362,096
TOTAL CONSUMER STAPLES		1,802,712
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	923,300	475,514
Alamtri Resources Indonesia Tbk PT	2,596,600	355,003
Bumi Resources Tbk PT (b)	51,775,300	471,487
Dian Swastatika Sentosa Tbk PT (b)	11,612,700	539,892
Energi Mega Persada Tbk PT (b)	4,929,000	354,369
United Tractors Tbk PT	418,100	557,956
TOTAL ENERGY		2,754,221
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	16,814,400	5,893,027
Bank Mandiri Persero Tbk PT	11,416,200	2,656,207
Bank Negara Indonesia Persero Tbk PT	4,140,600	810,772
Bank Rakyat Indonesia Persero Tbk PT	20,847,853	3,506,107
TOTAL FINANCIALS		12,866,113
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	5,653,500	227,055
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	6,100,000	1,732,890
Jardine Matheson Holdings Ltd (Singapore)	63,061	4,188,194
TOTAL INDUSTRIALS		5,921,084
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	8,122,773	826,358
Metals & Mining - 0.0%
Alamtri Minerals Indonesia Tbk PT	1,775,000	149,168
Amman Mineral Internasional PT (b)	4,160,100	941,921
ANTAM Persero Tbk PT	2,558,600	407,757
Bumi Resources Minerals Tbk PT (b)	25,541,000	791,288
Merdeka Battery Materials Tbk PT (b)	13,940,700	389,231
Merdeka Copper Gold Tbk PT	3,865,210	581,607
Merdeka Gold Resources Tbk PT	1,325,100	483,982
		3,744,954
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	706,600	328,462
TOTAL MATERIALS		4,899,774
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	3,441,700	286,782
TOTAL INDONESIA		32,318,850
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	48,567	4,637,217
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	642,843	7,601,974
Bank of Ireland Group PLC	289,114	6,031,058
TOTAL FINANCIALS		13,633,032
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	46,241	4,279,155
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	48,015	7,245,464
TOTAL INDUSTRIALS		11,524,619
TOTAL IRELAND		29,794,868
ISRAEL - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	854,844	2,047,822
Wireless Telecommunication Services - 0.0%
Partner Communications Co Ltd	40,758	502,991
TOTAL COMMUNICATION SERVICES		2,550,813
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	32,946	1,295,107
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	2,143	475,295
TOTAL CONSUMER DISCRETIONARY		1,770,402
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	59,801	855,194
Food Products - 0.0%
Strauss Group Ltd	17,335	656,762
TOTAL CONSUMER STAPLES		1,511,956
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	28,620	750,216
Delek Yizum Nechasim Ltd	2,608	57,553
Paz Retail And Energy Ltd	2,820	796,224
TOTAL ENERGY		1,603,993
Financials - 0.3%
Banks - 0.2%
Bank Hapoalim BM	399,855	9,723,940
Bank Leumi Le-Israel BM	450,620	10,672,463
FIBI Holdings Ltd	5,006	491,182
First International Bank of Israel Ltd	15,729	1,216,534
Israel Discount Bank Ltd Class A	374,611	3,917,084
Mizrahi Tefahot Bank Ltd	47,019	3,502,773
		29,523,976
Capital Markets - 0.0%
Plus500 Ltd	21,257	1,120,181
Tel Aviv Stock Exchange Ltd	26,613	1,027,428
		2,147,609
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	19,844	1,504,937
Harel Insurance Investments & Financial Services Ltd	33,775	1,941,524
Menora Mivtachim Holdings Ltd	6,457	1,011,910
Migdal Insurance & Financial Holdings Ltd (b)	142,400	810,186
Phoenix Financial Ltd	68,942	3,879,609
		9,148,166
TOTAL FINANCIALS		40,819,751
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	355,082	12,431,421
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bet Shemesh Engines Holdings 1997 Ltd (b)	2,182	593,241
Elbit Systems Ltd	8,275	6,664,942
		7,258,183
Construction & Engineering - 0.0%
Electra Ltd/Israel	12,272	477,790
Shapir Engineering and Industry Ltd	45,527	682,049
Shikun & Binui Ltd (b)	115,120	659,120
		1,818,959
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	36,895	929,385
Passenger Airlines - 0.0%
El Al Israel Airlines	90,968	404,468
TOTAL INDUSTRIALS		10,410,995
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	21,967	1,706,907
IT Services - 0.0%
Matrix IT Ltd	14,578	412,562
Wix.com Ltd (b)(e)	12,601	693,433
		1,105,995
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (Israel) (b)	8,630	1,203,089
Nova Ltd (Israel) (b)	9,721	3,897,306
Tower Semiconductor Ltd (b)	34,405	7,620,542
		12,720,937
Software - 0.0%
Cellebrite DI Ltd (b)(e)	36,012	531,177
Check Point Software Technologies Ltd (b)	24,495	3,114,049
Nice Ltd (b)	17,594	1,712,487
		5,357,713
TOTAL INFORMATION TECHNOLOGY		20,891,552
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	222,964	1,141,628
Israel Corp Ltd Class A1	12,280	321,896
TOTAL MATERIALS		1,463,524
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	59,152	419,376
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	15,944	287,425
Alony Hetz Properties & Investments Ltd	49,969	520,044
Amot Investments Ltd	72,910	443,447
Azrieli Group Ltd	11,379	1,506,653
Big Shopping Centers Ltd	5,022	1,130,258
Mega Or Holdings Ltd	7,165	1,164,825
Melisron Ltd	7,323	962,664
Mivne Real Estate KD Ltd	179,492	792,783
		6,808,099
TOTAL REAL ESTATE		7,227,475
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Doral Group Renewable Energy Resources Ltd (b)	39,135	884,747
Energix-Renewable Energies Ltd	85,724	622,631
Enlight Renewable Energy Ltd (b)	42,466	3,612,354
OPC Energy Ltd (b)	48,847	1,533,091
TOTAL UTILITIES		6,652,823
TOTAL ISRAEL		107,334,705
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	93,317	691,385
Telecom Italia SpA/Milano (b)	533,654	4,524,912
TOTAL COMMUNICATION SERVICES		5,216,297
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	37,246	14,607,372
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	76,869	2,081,302
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (e)	10,167	1,030,781
Moncler SpA	68,005	3,850,420
		4,881,201
TOTAL CONSUMER DISCRETIONARY		21,569,875
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	171,209	1,164,044
Energy - 0.2%
Energy Equipment & Services - 0.0%
Saipem SpA	391,652	1,891,441
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	609,024	16,941,031
TOTAL ENERGY		18,832,472
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	657,341	8,768,692
Banco BPM SpA	461,879	8,402,014
BPER Banca SPA	464,368	7,534,287
FinecoBank Banca Fineco SpA	187,104	5,111,330
Intesa Sanpaolo SpA	4,685,697	35,420,648
UniCredit SpA	459,484	43,334,793
		108,571,764
Capital Markets - 0.0%
Azimut Holding SpA	33,895	1,434,848
Financial Services - 0.0%
Banca Mediolanum SpA	65,824	1,758,718
Poste Italiane SpA	139,408	4,213,476
		5,972,194
Insurance - 0.2%
Generali	317,537	16,092,472
Unipol Assicurazioni SpA	137,823	4,302,251
		20,394,723
TOTAL FINANCIALS		136,373,529
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	32,960	1,963,104
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	121,648	7,732,145
Electrical Equipment - 0.1%
Prysmian SpA	90,392	12,473,494
Machinery - 0.0%
Interpump Group SpA	24,791	993,138
Passenger Airlines - 0.0%
Ryanair Holdings PLC	159,041	4,459,748
TOTAL INDUSTRIALS		25,658,525
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	2,352,821	26,571,363
Terna - Rete Elettrica Nazionale	429,083	4,934,116
		31,505,479
Gas Utilities - 0.0%
Italgas SpA	186,732	1,926,342
Snam SpA	622,127	4,224,085
		6,150,427
Multi-Utilities - 0.0%
A2A SpA	474,415	1,241,306
Hera SpA	247,817	1,083,640
		2,324,946
TOTAL UTILITIES		39,980,852
TOTAL ITALY		250,758,698
JAPAN - 16.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc (e)	42,700	937,348
NTT Inc (e)	9,102,400	8,724,777
		9,662,125
Entertainment - 0.2%
Capcom Co Ltd	102,900	2,584,886
Konami Group Corp	31,600	4,070,697
Nexon Co Ltd	116,900	1,832,110
Nintendo Co Ltd	353,300	16,853,178
Square Enix Holdings Co Ltd	80,800	1,406,772
Toho Co Ltd/Tokyo (e)	179,400	1,722,733
		28,470,376
Interactive Media & Services - 0.0%
LY Corp	746,700	2,080,488
Media - 0.0%
CyberAgent Inc	127,000	1,160,311
Dentsu Group Inc (b)	66,600	1,477,772
Hakuhodo DY Holdings Inc	86,400	705,148
Kadokawa Corp	38,800	849,037
		4,192,268
Wireless Telecommunication Services - 0.6%
KDDI Corp	855,200	15,755,963
SoftBank Corp	8,771,300	12,311,203
SoftBank Group Corp	1,183,600	36,866,191
		64,933,357
TOTAL COMMUNICATION SERVICES		109,338,614
Consumer Discretionary - 2.5%
Automobile Components - 0.4%
Aisin Corp	170,200	2,346,498
Bridgestone Corp	357,900	8,838,496
Denso Corp	594,800	7,303,492
GS Yuasa Corp	30,400	1,023,778
JTEKT Corp	72,200	988,649
Koito Manufacturing Co Ltd	68,400	1,143,171
NHK Spring Co Ltd	56,000	1,241,496
Nifco Inc/Japan	26,000	841,680
Niterra Co Ltd	50,500	2,949,131
Stanley Electric Co Ltd	31,900	695,124
Sumitomo Electric Industries Ltd	968,000	12,811,575
Sumitomo Rubber Industries Ltd	55,900	790,914
Toyo Tire Corp	36,600	970,794
Yokohama Rubber Co Ltd/The (e)	44,200	2,099,538
		44,044,336
Automobiles - 0.8%
Honda Motor Co Ltd	1,188,600	11,980,639
Isuzu Motors Ltd	162,900	2,430,395
Mazda Motor Corp	186,000	1,356,050
Nissan Motor Co Ltd (b)(e)	726,900	1,534,687
Subaru Corp	171,300	2,915,944
Suzuki Motor Corp	599,800	7,829,520
Toyota Motor Corp	3,609,500	68,308,642
Yamaha Motor Co Ltd (e)	307,800	2,574,712
		98,930,589
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	106,700	2,381,475
J Front Retailing Co Ltd	81,500	1,516,532
Pan Pacific International Holdings Corp	814,900	4,565,416
Rakuten Group Inc (b)	461,300	2,405,288
Ryohin Keikaku Co Ltd	171,400	4,495,871
Takashimaya Co Ltd	92,100	1,316,649
		16,681,231
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	70,300	2,454,416
McDonald's Holdings Co Japan Ltd (e)	26,100	1,317,512
Oriental Land Co Ltd/Japan	368,100	7,347,149
Skylark Holdings Co Ltd	68,800	1,355,797
Zensho Holdings Co Ltd	28,100	1,754,607
		14,229,481
Household Durables - 0.6%
Casio Computer Co Ltd	62,500	686,777
Haseko Corp	61,100	1,063,122
Iida Group Holdings Co Ltd	51,700	740,182
Nikon Corp	95,100	1,130,011
Open House Group Co Ltd	17,600	935,222
Panasonic Holdings Corp	748,000	19,778,966
Rinnai Corp	33,500	749,138
Sekisui House Ltd	198,500	4,345,619
Sony Group Corp	1,874,000	43,793,269
Sumitomo Forestry Co Ltd	188,800	1,592,419
		74,814,725
Leisure Products - 0.1%
Bandai Namco Holdings Inc	197,300	5,715,629
Sankyo Co Ltd	63,300	734,584
Sega Sammy Holdings Inc	45,800	791,202
Shimano Inc	24,200	3,054,771
Yamaha Corp	139,900	1,084,453
		11,380,639
Specialty Retail - 0.3%
Fast Retailing Co Ltd	64,000	31,338,833
Nitori Holdings Co Ltd	131,900	2,127,943
Sanrio Co Ltd	319,700	2,565,311
Shimamura Co Ltd	43,300	911,406
USS Co Ltd	124,500	1,572,295
Yamada Holdings Co Ltd	180,300	805,342
ZOZO Inc	125,200	888,636
		40,209,766
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	224,200	6,610,412
Goldwin Inc	38,300	550,140
		7,160,552
TOTAL CONSUMER DISCRETIONARY		307,451,319
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	464,600	4,848,659
Coca-Cola Bottlers Japan Holdings Inc	44,700	1,074,182
Kirin Holdings Co Ltd	249,000	4,606,439
Sapporo Breweries Ltd	119,000	1,502,576
Suntory Beverage & Food Ltd	39,000	1,130,690
		13,162,546
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	849,600	7,289,330
Cosmos Pharmaceutical Corp	14,200	572,756
Kobe Bussan Co Ltd	44,800	783,268
MatsukiyoCocokara & Co	115,400	1,841,459
Seven & i Holdings Co Ltd	730,600	9,687,847
Sugi Holdings Co Ltd	34,100	604,323
Sundrug Co Ltd	20,600	486,476
Tsuruha Holdings Inc	70,300	1,073,183
		22,338,642
Food Products - 0.2%
Ajinomoto Co Inc	274,300	8,458,970
Calbee Inc	31,600	573,306
Ezaki Glico Co Ltd	16,800	532,652
Kewpie Corp	34,800	994,510
Kikkoman Corp	296,200	3,050,554
MEIJI Holdings Co Ltd	80,300	1,909,796
NH Foods Ltd	28,600	1,123,210
Nichirei Corp	76,800	1,068,216
Nisshin Seifun Group Inc	74,100	938,045
Nissin Foods Holdings Co Ltd	70,300	1,270,898
Toyo Suisan Kaisha Ltd	30,600	1,985,490
Yakult Honsha Co Ltd (e)	89,400	1,582,170
Yamazaki Baking Co Ltd	46,200	976,335
		24,464,152
Household Products - 0.0%
Lion Corp	83,700	897,274
Unicharm Corp	388,800	2,466,142
		3,363,416
Personal Care Products - 0.1%
Kao Corp	278,100	5,716,645
Kobayashi Pharmaceutical Co Ltd (e)	17,900	628,405
Rohto Pharmaceutical Co Ltd	67,000	1,003,407
Shiseido Co Ltd	121,700	2,404,019
		9,752,476
Tobacco - 0.1%
Japan Tobacco Inc	335,200	14,945,526
TOTAL CONSUMER STAPLES		88,026,758
Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	14,700	949,425
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	38,400	955,586
ENEOS Holdings Inc	825,800	6,819,897
Idemitsu Kosan Co Ltd	247,585	2,026,862
Inpex Corp	280,400	6,462,846
Iwatani Corp	63,800	812,110
		17,077,301
TOTAL ENERGY		18,026,726
Financials - 2.9%
Banks - 1.9%
77 Bank Ltd/The	69,600	1,507,986
Aozora Bank Ltd	42,400	804,570
Chiba Bank Ltd/The	208,700	3,392,431
Chugin Financial Group Inc	52,500	1,081,783
Daishi Hokuetsu Financial Group Inc	77,500	1,113,279
Fukuoka Financial Group Inc	57,900	2,646,624
Gunma Bank Ltd/The	110,600	1,738,120
Hachijuni Nagano Bank Ltd	137,200	2,131,818
Hirogin Holdings Inc	91,500	1,252,294
Hokuhoku Financial Group Inc	37,000	1,711,945
Iyogin Holdings Inc	89,400	2,011,454
Japan Post Bank Co Ltd	545,100	10,539,582
Kyoto Financial Group Inc	91,000	2,508,322
Kyushu Financial Group Inc	126,100	1,159,087
Mebuki Financial Group Inc	286,000	2,650,073
Mitsubishi UFJ Financial Group Inc	3,616,200	80,773,244
Mizuho Financial Group Inc	744,440	38,594,897
Nishi-Nippon Financial Holdings Inc	43,800	1,157,539
Rakuten Bank Ltd (b)	26,400	902,265
Resona Holdings Inc	703,600	9,541,387
Shizuoka Financial Group Inc	147,300	2,905,495
Sumitomo Mitsui Financial Group Inc	1,166,300	50,114,671
Sumitomo Mitsui Trust Group Inc	853,600	8,777,298
Yamaguchi Financial Group Inc	64,700	1,196,382
Yokohama Financial Group Inc	350,000	3,983,983
		234,196,529
Capital Markets - 0.2%
Daiwa Securities Group Inc	426,100	4,766,630
Japan Exchange Group Inc	315,200	4,287,699
Nomura Holdings Inc	875,500	8,470,021
SBI Holdings Inc	163,800	3,092,264
		20,616,614
Consumer Finance - 0.0%
Credit Saison Co Ltd	44,700	1,266,227
Marui Group Co Ltd	55,500	1,033,940
		2,300,167
Financial Services - 0.1%
GMO Payment Gateway Inc (e)	13,500	841,229
Mitsubishi HC Capital Inc	293,200	2,699,553
ORIX Corp	342,700	13,831,151
Sony Financial Group Inc	1,635,600	1,585,695
Tokyo Century Corp	55,500	906,932
Zenkoku Hosho Co Ltd	30,500	599,052
		20,463,612
Insurance - 0.7%
Daiichi Life Group Inc	1,103,900	13,310,130
Japan Post Holdings Co Ltd	496,300	7,342,442
Japan Post Insurance Co Ltd	164,200	1,808,024
MS&AD Insurance Group Holdings Inc	368,500	11,343,746
Sompo Holdings Inc	284,800	12,644,162
T&D Holdings Inc	149,200	4,702,162
Tokio Marine Holdings Inc	589,400	30,039,596
		81,190,262
TOTAL FINANCIALS		358,767,184
Health Care - 0.8%
Health Care Equipment & Supplies - 0.2%
Asahi Intecc Co Ltd	72,100	1,626,658
Hoya Corp	102,000	15,597,537
Olympus Corp	339,900	3,884,848
Sysmex Corp	145,000	1,464,138
Terumo Corp	451,400	6,621,991
		29,195,172
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	54,400	789,073
Medipal Holdings Corp	62,600	1,127,208
Suzuken Co Ltd/Aichi Japan	19,300	615,728
		2,532,009
Health Care Technology - 0.0%
M3 Inc (e)	129,200	1,447,450
Pharmaceuticals - 0.6%
Astellas Pharma Inc	551,900	7,580,239
Chugai Pharmaceutical Co Ltd	194,500	8,439,618
Daiichi Sankyo Co Ltd	577,700	9,336,522
Eisai Co Ltd	88,300	2,654,550
Kyowa Kirin Co Ltd	71,900	1,154,177
Nippon Shinyaku Co Ltd	17,900	380,746
Ono Pharmaceutical Co Ltd	143,900	2,150,585
Otsuka Holdings Co Ltd	157,300	10,907,093
Santen Pharmaceutical Co Ltd	99,100	1,169,995
Shionogi & Co Ltd	244,600	4,422,684
Takeda Pharmaceutical Co Ltd	484,884	16,648,804
		64,845,013
TOTAL HEALTH CARE		98,019,644
Industrials - 4.0%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	66,000	2,178,209
Sankyu Inc	14,700	869,546
SG Holdings Co Ltd (e)	143,900	1,431,697
Yamato Holdings Co Ltd	89,700	1,164,052
		5,643,504
Building Products - 0.2%
AGC Inc	65,700	2,477,746
Daikin Industries Ltd	89,300	12,935,540
Lixil Corp	86,700	941,635
Nichias Corp	52,600	1,090,202
Nitto Boseki Co Ltd (e)	52,500	901,699
Sanwa Holdings Corp	67,300	1,442,648
Takasago Thermal Engineering Co Ltd	35,200	932,175
TOTO Ltd	45,200	1,961,643
		22,683,288
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	109,300	803,411
Dai Nippon Printing Co Ltd	134,400	2,436,971
Kokuyo Co Ltd	120,300	684,944
Secom Co Ltd	125,200	5,393,125
TOPPAN Holdings Inc	81,900	2,296,546
		11,614,997
Construction & Engineering - 0.2%
COMSYS Holdings Corp	35,900	1,178,363
EXEO Group Inc	58,000	947,075
INFRONEER Holdings Inc	69,200	1,119,558
JGC Holdings Corp	75,100	1,050,361
Kajima Corp	137,300	4,587,776
Kandenko Co Ltd	37,900	1,260,632
Kinden Corp (e)	35,000	1,540,295
Kraftia Corp	16,000	841,404
Obayashi Corp	196,800	3,867,967
Penta-Ocean Construction Co Ltd	85,100	792,105
Shimizu Corp	166,600	2,454,157
Taisei Corp	49,800	4,033,923
		23,673,616
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	45,600	3,979,481
Fujikura Ltd	503,200	12,769,384
Furukawa Electric Co Ltd	215,500	4,112,155
Mabuchi Motor Co Ltd	64,600	669,177
Mitsubishi Electric Corp	644,200	23,206,096
NIDEC CORP (b)	320,600	5,148,145
		49,884,438
Ground Transportation - 0.3%
Central Japan Railway Co	287,200	7,146,929
East Japan Railway Co	346,300	7,967,860
Hankyu Hanshin Holdings Inc	73,300	2,168,795
Keikyu Corp	78,700	768,244
Keio Corp	169,400	860,631
Keisei Electric Railway Co Ltd	151,900	1,220,798
Kintetsu Group Holdings Co Ltd	59,400	1,290,257
Kyushu Railway Co	47,300	1,067,359
Nagoya Railroad Co Ltd	58,400	694,215
Nankai Electric Railway Co Ltd	32,300	604,710
Nikkon Holdings Co Ltd	35,900	1,133,110
Odakyu Electric Railway Co Ltd	104,700	1,158,822
Seibu Holdings Inc	74,800	1,675,137
Seino Holdings Co Ltd	37,800	624,155
Tobu Railway Co Ltd	61,700	1,196,827
Tokyo Metro Co Ltd (e)	85,300	776,712
Tokyu Corp	172,500	1,893,695
West Japan Railway Co	138,100	2,605,922
		34,854,178
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	7,000	1,711,617
Hitachi Ltd	1,382,200	45,295,462
Keihan Holdings Co Ltd	29,900	612,798
Sekisui Chemical Co Ltd	120,200	2,000,542
		49,620,419
Machinery - 0.9%
Amada Co Ltd	96,100	1,648,708
Daifuku Co Ltd	116,100	4,276,685
DMG Mori Co Ltd (e)	40,800	933,500
Ebara Corp	127,100	4,314,740
FANUC Corp	281,600	11,347,213
Hitachi Construction Machinery Co Ltd	41,100	1,369,875
Hoshizaki Corp	32,900	1,173,330
IHI Corp	330,500	5,778,778
Japan Steel Works Ltd/The	22,500	1,042,488
Kawasaki Heavy Industries Ltd	256,500	4,382,215
Komatsu Ltd	283,600	12,305,478
Kubota Corp	305,700	5,186,352
Kurita Water Industries Ltd	32,900	1,767,958
Makita Corp	85,700	2,760,432
MINEBEA MITSUMI Inc	122,700	2,794,385
MISUMI Group Inc	86,200	2,050,782
Mitsubishi Heavy Industries Ltd	1,028,400	24,025,829
Mitsui E&S Co Ltd	30,700	925,891
Miura Co Ltd	35,100	703,769
Nabtesco Corp	36,500	1,049,118
NGK Corp	75,100	2,569,502
NSK Ltd	141,900	1,010,746
SMC Corp	18,100	7,820,292
Sumitomo Heavy Industries Ltd	37,400	1,209,027
THK Co Ltd	33,900	1,394,968
Yaskawa Electric Corp	81,600	2,429,869
		106,271,930
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	193,600	3,449,727
Mitsui OSK Lines Ltd	110,700	4,089,473
Nippon Yusen KK	124,600	4,784,330
		12,323,530
Passenger Airlines - 0.0%
ANA Holdings Inc	50,000	976,589
Japan Airlines Co Ltd	43,000	793,115
		1,769,704
Professional Services - 0.3%
BayCurrent Inc	40,400	1,822,207
Persol Holdings Co Ltd	551,300	915,282
Recruit Holdings Co Ltd	448,700	35,483,565
		38,221,054
Trading Companies & Distributors - 1.1%
ITOCHU Corp	2,146,200	26,933,977
Marubeni Corp	505,900	16,351,035
Mitsubishi Corp	1,130,400	33,790,799
Mitsui & Co Ltd	872,600	26,775,106
MonotaRO Co Ltd	75,600	954,012
Nagase & Co Ltd	123,700	872,489
Sojitz Corp	64,040	2,139,609
Sumitomo Corp	1,456,200	15,115,304
Toyota Tsusho Corp	216,800	8,998,359
		131,930,690
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	27,900	986,979
Kamigumi Co Ltd	27,000	876,806
Mitsubishi Logistics Corp	94,300	945,503
		2,809,288
TOTAL INDUSTRIALS		491,300,636
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.9%
Alps Alpine Co Ltd	48,000	657,502
Azbil Corp	145,200	1,503,549
Dexerials Corp	52,700	1,063,795
Hamamatsu Photonics KK	89,200	1,269,948
Hirose Electric Co Ltd	9,400	1,583,983
Horiba Ltd	12,800	2,008,978
Ibiden Co Ltd	85,900	8,593,680
Jeol Ltd	15,300	776,733
Keyence Corp	60,800	30,496,491
Kyocera Corp	428,400	9,770,431
Meiko Electronics Co Ltd	6,400	803,902
Murata Manufacturing Co Ltd	562,400	25,625,396
Omron Corp	58,700	1,962,895
Shimadzu Corp	82,700	2,103,270
Taiyo Yuden Co Ltd	39,700	2,455,093
TDK Corp	592,800	11,398,636
Yokogawa Electric Corp	70,100	2,500,097
		104,574,379
IT Services - 0.3%
BIPROGY Inc	23,200	711,948
Fujitsu Ltd	530,600	12,229,945
NEC Corp	416,000	12,362,966
Nomura Research Institute Ltd	133,100	3,937,571
Obic Co Ltd	99,500	2,854,014
Otsuka Corp	70,900	1,462,990
TISI Inc	59,600	1,428,873
		34,988,307
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	223,100	44,080,531
Disco Corp	28,800	10,294,111
Kioxia Holdings Corp (b)	56,600	15,776,483
Kokusai Electric Corp	56,700	2,552,336
Lasertec Corp	24,500	5,628,442
Renesas Electronics Corp	570,300	11,430,956
Rohm Co Ltd	104,800	2,778,935
SCREEN Holdings Co Ltd	58,200	4,439,766
Socionext Inc	54,900	644,582
SUMCO Corp	106,800	2,171,247
Tokyo Electron Ltd	142,600	47,676,498
Tokyo Seimitsu Co Ltd	12,200	1,270,366
Ulvac Inc	13,700	722,562
		149,466,815
Software - 0.0%
Oracle Corp Japan	10,100	567,455
Trend Micro Inc/Japan (e)	37,800	1,523,032
		2,090,487
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	78,500	1,954,901
Canon Inc	275,900	7,679,711
FUJIFILM Holdings Corp	378,900	8,919,171
Konica Minolta Inc	154,100	563,023
Ricoh Co Ltd	173,600	1,703,534
Seiko Epson Corp	94,900	1,738,289
		22,558,629
TOTAL INFORMATION TECHNOLOGY		313,678,617
Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	31,600	771,268
Air Water Inc	68,500	1,074,314
Asahi Kasei Corp	417,200	4,453,586
Daicel Corp	73,900	666,808
DIC Corp	25,500	701,249
Kaneka Corp	19,300	686,623
Kansai Paint Co Ltd	45,400	803,651
Kuraray Co Ltd	95,000	1,089,600
Mitsubishi Chemical Group Corp	414,600	3,050,980
Mitsubishi Gas Chemical Co Inc	58,900	1,521,404
Mitsui Chemicals Inc	113,500	1,492,273
Nippon Paint Holdings Co Ltd	323,400	2,440,355
Nippon Sanso Holdings Corp	64,200	2,307,942
Nissan Chemical Corp	41,400	1,924,380
Nitto Denko Corp	207,800	4,387,991
NOF Corp	73,200	1,271,880
Resonac Holdings Corp (e)	56,400	4,698,071
Shin-Etsu Chemical Co Ltd	605,100	21,571,899
Sumitomo Chemical Co Ltd	509,400	1,648,322
Teijin Ltd	59,300	604,358
Tokyo Ohka Kogyo Co Ltd	36,300	1,965,930
Toray Industries Inc	461,800	3,317,227
Tosoh Corp	100,500	1,690,257
Zeon Corp	56,600	793,731
		64,934,099
Construction Materials - 0.0%
Taiheiyo Cement Corp	34,100	863,504
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	35,900	912,182
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	17,300	882,666
JFE Holdings Inc	193,000	2,189,801
JX Advanced Metals Corp	168,600	3,906,157
Kobe Steel Ltd	121,700	1,575,202
Maruichi Steel Tube Ltd	64,800	723,651
Mitsubishi Materials Corp	40,200	1,043,370
Mitsui Kinzoku Co Ltd	17,500	3,294,780
Nippon Steel Corp	1,638,300	6,674,142
Sumitomo Metal Mining Co Ltd	83,400	4,192,137
Yamato Kogyo Co Ltd	12,900	1,085,976
		25,567,882
Paper & Forest Products - 0.0%
Oji Holdings Corp	275,600	1,515,468
TOTAL MATERIALS		93,793,135
Real Estate - 0.5%
Diversified REITs - 0.0%
Activia Properties Inc	657	588,457
Daiwa House REIT Investment Corp	1,409	1,090,924
KDX Realty Investment Corp	1,235	1,207,032
Nomura Real Estate Master Fund Inc	1,338	1,279,721
Sekisui House Reit Inc	1,323	629,221
United Urban Investment Corp	959	980,010
		5,775,365
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	2,407	922,425
Japan Hotel REIT Investment Corp	1,779	906,518
		1,828,943
Industrial REITs - 0.0%
GLP J-REIT	1,481	1,345,863
Industrial & Infrastructure Fund Investment Corp	756	668,920
LaSalle Logiport REIT	512	489,773
Mitsui Fudosan Logistics Park Inc	965	653,643
		3,158,199
Office REITs - 0.1%
Japan Prime Realty Investment Corp	1,235	758,867
Japan Real Estate Investment Corp	2,210	1,691,203
Nippon Building Fund Inc	2,714	2,289,277
Orix JREIT Inc	1,725	1,116,247
		5,855,594
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	93,400	1,971,494
Daiwa House Industry Co Ltd	185,500	5,447,498
Hulic Co Ltd	204,600	2,249,526
Mitsubishi Estate Co Ltd	371,300	9,014,118
Mitsui Fudosan Co Ltd	841,200	8,194,479
Nomura Real Estate Holdings Inc	158,500	910,815
Sumitomo Realty & Development Co Ltd	285,700	6,403,776
Tokyo Tatemono Co Ltd	64,600	1,363,142
Tokyu Fudosan Holdings Corp	183,100	1,521,823
		37,076,671
Residential REITs - 0.0%
Advance Residence Investment Corp	890	825,772
Mitsui Fudosan Accommodations Fund Inc	778	599,409
		1,425,181
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	2,218	1,638,364
TOTAL REAL ESTATE		56,758,317
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	231,500	4,008,440
Chugoku Electric Power Co Inc/The	95,300	558,482
Kansai Electric Power Co Inc/The	313,500	4,747,794
Kyushu Electric Power Co Inc	145,900	1,616,431
Tohoku Electric Power Co Inc	150,300	1,104,445
Tokyo Electric Power Co Holdings Inc (b)	233,000	752,199
		12,787,791
Gas Utilities - 0.1%
Osaka Gas Co Ltd	121,400	4,165,103
Toho Gas Co Ltd	101,800	737,284
Tokyo Gas Co Ltd	88,000	3,397,228
		8,299,615
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	49,500	1,170,990
TOTAL UTILITIES		22,258,396
TOTAL JAPAN		1,957,419,346
KOREA (SOUTH) - 5.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	62,976	638,000
Entertainment - 0.0%
HYBE Co Ltd (e)	6,703	775,273
JYP Entertainment Corp	7,980	237,338
Krafton Inc	8,705	1,453,505
NC Corp	4,347	698,311
Pearl Abyss Corp (b)(e)	9,634	224,069
		3,388,496
Interactive Media & Services - 0.1%
Kakao Corp	95,357	2,428,041
NAVER Corp	43,137	6,101,633
		8,529,674
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	31,907	1,781,442
TOTAL COMMUNICATION SERVICES		14,337,612
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	21,893	1,007,694
HL Mando Co Ltd	9,918	301,092
Hyundai Mobis Co Ltd	18,009	5,754,532
		7,063,318
Automobiles - 0.2%
Hyundai Motor Co	41,343	10,823,055
Kia Corp	74,079	6,599,066
		17,422,121
Broadline Retail - 0.0%
Shinsegae Inc	1,914	547,173
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp (e)	8,451	638,044
Kangwon Land Inc	36,625	371,197
		1,009,241
Household Durables - 0.0%
Coway Co Ltd	15,571	974,681
LG Electronics Inc	31,809	3,483,581
		4,458,262
Textiles, Apparel & Luxury Goods - 0.0%
Youngone Corp	5,893	361,698
TOTAL CONSUMER DISCRETIONARY		30,861,813
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	5,626	305,956
Food Products - 0.0%
CJ CheilJedang Corp	2,689	353,245
Orion Corp/Republic of Korea	7,129	645,965
Samyang Foods Co Ltd (e)	1,259	1,014,197
		2,013,407
Personal Care Products - 0.0%
Amorepacific Corp	8,996	801,508
APR Corp/Korea	7,337	1,608,854
Cosmax Inc	2,516	319,234
LG H&H Co Ltd	2,771	547,035
		3,276,631
Tobacco - 0.0%
KT&G Corp	29,972	3,685,044
TOTAL CONSUMER STAPLES		9,281,038
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	13,578	1,842,149
S-Oil Corp	12,795	1,132,160
SK Innovation Co Ltd (b)	21,387	1,618,604
TOTAL ENERGY		4,592,913
Financials - 0.5%
Banks - 0.4%
BNK Financial Group Inc	86,922	900,110
Hana Financial Group Inc	84,030	7,176,570
iM Financial Group Co Ltd	44,194	511,981
Industrial Bank of Korea	79,281	1,123,049
JB Financial Group Co Ltd	33,739	607,974
KakaoBank Corp	104,587	1,584,961
KB Financial Group Inc	105,927	12,249,031
Shinhan Financial Group Co Ltd	137,829	9,453,604
Woori Financial Group Inc	208,208	4,762,211
		38,369,491
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	4,206	829,787
Korea Investment Holdings Co Ltd	12,270	1,711,477
Mirae Asset Securities Co Ltd (e)	59,134	1,387,963
NH Investment & Securities Co Ltd	46,210	894,265
Samsung Securities Co Ltd	19,343	1,295,396
		6,118,888
Financial Services - 0.0%
Meritz Financial Group Inc (b)	21,678	1,837,984
Insurance - 0.1%
DB Insurance Co Ltd	12,232	1,308,751
Hyundai Marine & Fire Insurance Co Ltd (b)	16,783	441,080
Samsung Fire & Marine Insurance Co Ltd	9,836	4,206,106
Samsung Life Insurance Co Ltd	32,351	6,700,287
		12,656,224
TOTAL FINANCIALS		58,982,587
Health Care - 0.2%
Biotechnology - 0.2%
ABLBio Inc (b)	12,041	551,467
Alteogen Inc	12,942	2,740,675
Celltrion Inc	48,720	6,203,520
PharmaResearch Co Ltd	1,795	416,602
Samsung Episholdings Co Ltd (e)	1,962	503,344
		10,415,608
Health Care Equipment & Supplies - 0.0%
HLB Co Ltd (b)(e)	37,714	792,762
Life Sciences Tools & Services - 0.0%
LigaChem Biosciences Inc (b)	7,708	459,413
Peptron Inc (b)	6,304	552,202
Samsung Biologics Co Ltd (b)(c)(d)	3,711	3,772,336
		4,783,951
Pharmaceuticals - 0.0%
Hanall Biopharma Co Ltd (b)	10,427	306,674
Hanmi Pharm Co Ltd	1,906	434,122
Sam Chun Dang Pharm Co Ltd	4,463	454,734
SK Biopharmaceuticals Co Ltd (b)	8,682	471,310
Yuhan Corp	17,892	902,693
		2,569,533
TOTAL HEALTH CARE		18,561,854
Industrials - 0.8%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	10,077	6,391,904
Hanwha Systems Co Ltd	22,753	984,572
Korea Aerospace Industries Ltd (e)	21,868	1,923,710
LIG Defense&Aerospace Co Ltd	4,045	1,952,825
		11,253,011
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	13,340	1,807,630
Construction & Engineering - 0.0%
Daewoo Engineering & Construction Co Ltd (b)(e)	58,504	495,989
DL E&C Co Ltd	8,573	338,764
GS Engineering & Construction Corp	19,903	312,591
Hyundai Engineering & Construction Co Ltd	21,834	1,397,798
KEPCO Engineering & Construction Co Inc	5,289	319,543
Samsung E&A Co Ltd	48,239	1,410,879
		4,275,564
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (b)	137,442	6,223,445
Ecopro BM Co Ltd (e)	15,920	1,123,587
Ecopro Co Ltd (e)	31,892	1,724,981
HD Hyundai Electric Co Ltd	6,972	3,185,480
Hyosung Heavy Industries Corp	1,577	2,532,310
L&F Co Ltd (b)	9,094	452,590
LG Energy Solution Ltd (b)(e)	12,736	2,846,793
LS Corp	4,987	889,225
LS Electric Co Ltd	23,415	2,913,047
POSCO Future M Co Ltd	10,726	1,005,647
Taihan Cable & Solution Co Ltd (b)	32,239	506,843
		23,403,948
Industrial Conglomerates - 0.4%
CJ Corp	3,952	350,228
Doosan Co Ltd	2,055	1,603,186
GS Holdings Corp	13,167	804,881
Hanwha Corp (f)	8,277	480,686
LG Corp	27,065	1,854,011
Samsung C&T Corp	25,756	5,928,398
SK Inc	11,083	4,091,025
SK Square Co Ltd	26,953	18,311,500
		33,423,915
Machinery - 0.1%
Doosan Bobcat Inc	15,209	618,612
Hanwha Ocean Co Ltd (b)	39,861	2,331,545
HD Construction Equipment Co Ltd	9,157	771,843
HD Hyundai Heavy Industries Co Ltd (e)	9,975	3,299,828
HD Korea Shipbuilding & Offshore Engineering Co Ltd	13,963	3,663,649
Hyundai Elevator Co Ltd	6,112	282,615
Hyundai Rotem Co Ltd	21,745	1,996,581
Rainbow Robotics (b)	2,131	625,898
Samsung Heavy Industries Co Ltd (b)	222,778	3,272,654
		16,863,225
Marine Transportation - 0.0%
HMM Co Ltd	96,637	1,391,266
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	55,490	971,294
Trading Companies & Distributors - 0.0%
Posco International Corp	13,817	497,715
TOTAL INDUSTRIALS		93,887,568
Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 0.2%
Hanwha Vision Co Ltd (b)	9,979	280,083
IsuPetasys Co Ltd	16,189	803,104
LG Display Co Ltd (b)(e)	95,537	593,871
LG Innotek Co Ltd	4,210	1,436,686
Samsung Electro-Mechanics Co Ltd	16,852	12,723,328
Samsung SDI Co Ltd (b)	18,714	5,041,905
		20,878,977
IT Services - 0.0%
Samsung SDS Co Ltd	11,956	1,665,245
Semiconductors & Semiconductor Equipment - 1.5%
DB HiTek Co Ltd	8,918	500,342
Eo Technics Co Ltd	2,486	498,053
Hanmi Semiconductor Co Ltd (e)	12,923	1,845,789
HPSP Co Ltd	14,894	346,747
LEENO Industrial Inc	14,970	650,086
SK Hynix Inc	162,893	182,776,968
WONIK IPS Co Ltd	9,587	621,564
		187,239,549
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	1,494,500	257,012,556
TOTAL INFORMATION TECHNOLOGY		466,796,327
Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	10,420	274,679
Hansol Chemical Co Ltd	3,000	421,466
Hanwha Solutions Corp (b)	47,154	820,055
KCC Corp	1,224	318,346
Kumho Petrochemical Co Ltd	4,147	325,656
LG Chem Ltd	13,504	2,363,183
OCI Holdings Co Ltd	4,493	585,310
SKC Co Ltd (b)	7,853	380,947
		5,489,642
Metals & Mining - 0.1%
Hyundai Steel Co	26,849	481,748
Korea Zinc Co Ltd	3,662	2,467,105
POSCO Holdings Inc	22,616	4,824,880
		7,773,733
TOTAL MATERIALS		13,263,375
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	77,351	1,836,533
TOTAL KOREA (SOUTH)		712,401,620
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	743,268	1,434,166
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	496,359	429,942
Boubyan Bank KSCP	565,366	1,176,780
Gulf Bank KSCP	769,815	875,808
Kuwait Finance House KSCP	3,864,666	9,805,310
National Bank of Kuwait SAKP	2,808,631	7,788,641
Warba Bank KSCP	853,700	769,820
		20,846,301
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	36,217	328,341
TOTAL FINANCIALS		21,174,642
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	1,361,735	626,554
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	685,135	502,668
TOTAL INDUSTRIALS		1,129,222
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	201,959	605,746
TOTAL KUWAIT		24,343,776
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	96,950	643,396
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	34,245	2,691,613
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	13,014	682,223
ArcelorMittal SA	129,889	9,097,728
TOTAL MATERIALS		9,779,951
TOTAL LUXEMBOURG		13,114,960
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	625,000	2,725,623
Sands China Ltd	676,000	1,268,836

TOTAL MACAU		3,994,459
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	724,330	1,373,322
TIME dotCom Bhd	367,200	539,204
		1,912,526
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,259,628	612,001
CELCOMDIGI BHD	1,020,000	744,221
Maxis Bhd	720,000	651,992
		2,008,214
TOTAL COMMUNICATION SERVICES		3,920,740
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	689,400	357,571
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	1,410,400	545,062
Petronas Dagangan Bhd	107,000	510,768
		1,055,830
TOTAL CONSUMER DISCRETIONARY		1,413,401
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
99 Speed Mart Retail Holdings Bhd	432,700	387,502
Food Products - 0.1%
IOI Corp Bhd	1,003,800	1,087,489
Kuala Lumpur Kepong Bhd	185,416	954,676
Nestle Malaysia Bhd	19,500	482,660
PPB Group Bhd	212,900	489,123
QL Resources Bhd	514,350	503,170
SD Guthrie Bhd	1,151,067	1,833,953
United Plantations BHD	94,100	777,583
		6,128,654
TOTAL CONSUMER STAPLES		6,516,156
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,429,000	694,130
Yinson Holdings BHD	718,100	342,447
TOTAL ENERGY		1,036,577
Financials - 0.3%
Banks - 0.3%
Alliance Bank Malaysia Bhd	386,300	450,126
AMMB Holdings Bhd	874,000	1,447,542
CIMB Group Holdings Bhd	2,587,996	4,997,908
Hong Leong Bank Bhd	233,500	1,259,842
Hong Leong Financial Group Bhd	73,900	334,888
Malayan Banking Bhd	2,335,795	6,227,209
Public Bank Bhd	4,648,200	5,876,351
RHB Bank Bhd	602,806	1,260,813
		21,854,679
Capital Markets - 0.0%
Bursa Malaysia Bhd	172,500	362,819
TOTAL FINANCIALS		22,217,498
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	934,000	1,909,628
Kpj Healthcare Bhd	794,300	602,790
TOTAL HEALTH CARE		2,512,418
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	1,796,614	1,877,178
IJM Corp Bhd	918,100	539,569
		2,416,747
Industrial Conglomerates - 0.0%
Sime Darby Bhd	1,081,800	571,316
Sunway Bhd	873,300	1,126,784
		1,698,100
Marine Transportation - 0.0%
MISC Bhd	405,200	785,124
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	347,470	605,503
TOTAL INDUSTRIALS		5,505,474
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,035,700	560,917
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	867,400	1,017,342
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,118,300	2,170,889
TOTAL MATERIALS		3,188,231
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	558,800	518,169
Sime Darby Property Bhd	1,218,800	401,663
		919,832
Retail REITs - 0.0%
Sunway Real Estate Investment Trust	615,400	334,138
TOTAL REAL ESTATE		1,253,970
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	864,500	3,088,399
Gas Utilities - 0.0%
Petronas Gas Bhd	300,000	1,287,653
Multi-Utilities - 0.0%
YTL Corp Bhd	1,623,900	769,288
YTL Power International Bhd	840,540	858,841
		1,628,129
TOTAL UTILITIES		6,004,181
TOTAL MALAYSIA		54,129,563
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	5,499,200	7,007,555
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	151,000	1,730,273
Coca-Cola Femsa SAB de CV unit	158,430	1,712,959
Fomento Economico Mexicano SAB de CV unit	509,800	6,518,388
		9,961,620
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	1,476,000	4,282,398
Food Products - 0.0%
Gruma SAB de CV Series B	47,005	700,834
Grupo Bimbo SAB de CV	422,400	1,511,124
Sigma Foods SAB de CV	1,108,989	1,130,792
		3,342,750
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	412,100	956,518
TOTAL CONSUMER STAPLES		18,543,286
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	221,200	737,057
Grupo Financiero Banorte SAB de CV	739,000	8,558,481
Grupo Financiero Inbursa SAB de CV Series O	541,400	1,390,738
		10,686,276
Consumer Finance - 0.0%
Gentera SAB de CV	313,300	726,291
Insurance - 0.0%
Qualitas Controladora SAB de CV (e)	59,700	545,726
TOTAL FINANCIALS		11,958,293
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	162,300	1,389,335
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	82,500	1,101,921
Grupo Aeroportuario del Pacifico SAB de CV Series B	125,050	2,718,617
Grupo Aeroportuario del Sureste SAB de CV Series B	53,180	1,472,717
Promotora y Operadora de Infraestructura SAB de CV	54,245	856,576
		6,149,831
TOTAL INDUSTRIALS		7,539,166
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	4,621,400	5,472,728
Metals & Mining - 0.2%
Fresnillo PLC	55,712	1,858,375
Grupo Mexico SAB de CV Series B	948,000	11,369,760
Industrias Penoles SAB de CV	57,045	2,626,056
		15,854,191
TOTAL MATERIALS		21,326,919
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	845,700	1,522,988
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	326,640	1,466,905
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	285,300	989,189
TOTAL REAL ESTATE		3,979,082
TOTAL MEXICO		70,354,301
NETHERLANDS - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	1,170,189	5,525,447
Entertainment - 0.0%
Universal Music Group NV	308,535	5,090,692
TOTAL COMMUNICATION SERVICES		10,616,139
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	34,237	2,880,095
Heineken NV	84,223	7,625,584
		10,505,679
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	270,260	10,708,305
TOTAL CONSUMER STAPLES		21,213,984
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)	172,493	7,757,502
ING Groep NV	836,316	29,389,447
		37,146,949
Capital Markets - 0.0%
Euronext NV (c)	28,465	5,205,952
Financial Services - 0.1%
Adyen NV (b)(c)(d)	9,626	9,791,724
Insurance - 0.1%
ASR Nederland NV	47,750	3,902,859
NN Group NV	79,993	7,527,105
		11,429,964
TOTAL FINANCIALS		63,574,589
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	18,860	16,153,539
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	237,338	6,253,350
TOTAL HEALTH CARE		22,406,889
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	71,011	5,574,979
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASM International NV	14,144	13,067,695
ASML Holding NV	118,278	194,915,696
BE Semiconductor Industries NV	22,542	5,153,371
TOTAL INFORMATION TECHNOLOGY		213,136,762
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	52,312	3,664,066
TOTAL NETHERLANDS		340,187,408
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chorus Ltd (Australia)	131,180	724,134
Spark New Zealand Ltd	569,572	643,937
TOTAL COMMUNICATION SERVICES		1,368,071
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (Australia) (e)	222,711	1,075,744
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	305,959	2,655,962
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	178,957	4,280,081
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	324,780	696,434
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	522,227	2,677,568
TOTAL INDUSTRIALS		3,374,002
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)(e)	52,291	2,610,631
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	310,139	1,658,512
Mercury NZ Ltd	210,962	832,484
		2,490,996
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	390,699	1,310,125
TOTAL UTILITIES		3,801,121
TOTAL NEW ZEALAND		19,165,612
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	192,592	2,718,946
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	54,458	1,373,301
TOTAL COMMUNICATION SERVICES		4,092,247
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	52,831	475,492
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	89,687	392,721
Mowi ASA	136,981	2,928,235
Orkla ASA	229,285	2,546,885
Salmar ASA	22,881	1,244,543
TOTAL CONSUMER STAPLES		7,112,384
Energy - 0.3%
Energy Equipment & Services - 0.1%
DOF Group ASA A Shares	45,652	599,702
TGS ASA	60,752	816,650
		1,416,352
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	92,786	3,274,800
BLUENORD ASA	7,217	389,882
DNO ASA A Shares	262,352	462,836
Equinor ASA	257,606	10,574,967
Frontline PLC (Norway)	42,969	1,703,798
Var Energi ASA (e)	278,745	1,388,210
		17,794,493
TOTAL ENERGY		19,210,845
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	256,026	8,239,296
SpareBank 1 SMN	38,103	789,278
SpareBank 1 Sor-Norge ASA	63,738	1,425,741
		10,454,315
Insurance - 0.0%
Gjensidige Forsikring ASA	57,815	1,721,487
Protector Forsikring ASA	17,787	922,240
Storebrand ASA A Shares	132,356	2,812,609
		5,456,336
TOTAL FINANCIALS		15,910,651
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	134,236	4,195,273
Industrial Conglomerates - 0.0%
Aker ASA A Shares	7,171	963,952
Machinery - 0.0%
TOMRA Systems ASA	66,095	730,863
TOTAL INDUSTRIALS		5,890,088
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	65,466	600,263
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)(e)	55,021	921,323
TOTAL INFORMATION TECHNOLOGY		1,521,586
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	398,238	3,673,359
TOTAL NORWAY		57,886,652
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	20,711	8,296,412
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	48,971	1,482,842
TOTAL PERU		9,779,254
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	25,960	516,113
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	195,430	474,514
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	259,900	250,676
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	635,036	1,060,758
BDO Unibank Inc	639,407	1,296,108
Metropolitan Bank & Trust Co	533,394	571,179
TOTAL FINANCIALS		2,928,045
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	76,130	635,902
JG Summit Holdings Inc	956,700	346,379
SM Investments Corp	148,500	1,438,273
TOTAL INDUSTRIALS		2,420,554
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	1,760,700	484,958
SM Prime Holdings Inc	3,281,800	980,911
TOTAL REAL ESTATE		1,465,869
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	92,160	716,055
TOTAL PHILIPPINES		8,771,826
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (b)	21,200	1,418,195
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	323,088	3,890,652
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	387	2,250,114
TOTAL CONSUMER DISCRETIONARY		6,140,766
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	147,645	1,265,965
Zabka Group SA	129,317	1,100,820
TOTAL CONSUMER STAPLES		2,366,785
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	177,005	7,014,528
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	26,529	977,177
Bank Millennium SA (b)	181,507	1,003,824
Bank Polska Kasa Opieki SA	54,060	3,552,723
Erste Bank Polska SA	11,727	2,307,321
mBank SA (b)	3,977	1,438,817
Powszechna Kasa Oszczednosci Bank Polski SA	263,486	7,894,035
		17,173,897
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	174,487	3,320,048
TOTAL FINANCIALS		20,493,945
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	77,973	1,390,079
Construction & Engineering - 0.0%
Budimex SA	3,897	752,559
Professional Services - 0.0%
Benefit Systems SA (b)	881	1,273,513
TOTAL INDUSTRIALS		3,416,151
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	15,429	825,008
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	3,030	1,013,880
KGHM Polska Miedz SA	41,513	3,422,143
TOTAL MATERIALS		4,436,023
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	254,245	688,078
Tauron Polska Energia SA	291,458	703,122
TOTAL UTILITIES		1,391,200
TOTAL POLAND		47,502,601
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	85,334	1,708,275
Sonae SGPS SA	232,714	547,442
TOTAL CONSUMER STAPLES		2,255,717
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	124,748	2,833,103
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	2,716,434	3,336,066
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	920,503	4,744,807
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	107,441	428,059
TOTAL UTILITIES		5,172,866
TOTAL PORTUGAL		13,597,752
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	285,926	981,619
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	183,823	701,769
Qatar Gas Transport Co Ltd	839,478	952,223
TOTAL ENERGY		1,653,992
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	1,906,237	1,041,860
Commercial Bank PSQC/The	966,528	1,093,682
Doha Bank QPSC	640,962	510,164
Qatar International Islamic Bank QSC	367,501	1,092,107
Qatar Islamic Bank QPSC	515,158	3,064,631
Qatar National Bank QPSC	1,321,501	6,014,082
TOTAL FINANCIALS		12,816,526
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	578,979	1,676,034
Marine Transportation - 0.0%
Qatar Navigation QSC	294,206	800,198
TOTAL INDUSTRIALS		2,476,232
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	1,710,812	514,042
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	151,538	615,142
TOTAL QATAR		19,057,553
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	188,369	1,733,915
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	12,713	1
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	8,984	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	1,373,390	0
LUKOIL PJSC (b)(f)	41,065	0
Novatek PJSC (b)(f)	110,726	0
Surgutneftegas PAO (b)(f)	1,002,400	0
Tatneft PJSC (b)(f)	175,192	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	1,236,820	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	280,800	0
GMK Norilskiy Nickel PAO (b)(f)	681,400	0
Polyus PJSC (b)(f)	36,530	0
Severstal PAO (b)(f)	21,400	0
TOTAL MATERIALS		0
TOTAL RUSSIA		1
SAUDI ARABIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	580,965	6,673,633
Media - 0.0%
Saudi Research & Media Group (b)	10,772	169,375
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	116,601	1,929,637
Mobile Telecommunications Co Saudi Arabia	134,902	371,784
		2,301,421
TOTAL COMMUNICATION SERVICES		9,144,429
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	171,100	728,958
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	14,899	455,836
Jarir Marketing Co	180,698	799,681
		1,255,517
TOTAL CONSUMER DISCRETIONARY		1,984,475
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	12,238	309,738
Food Products - 0.0%
Almarai Co JSC	150,936	1,864,847
Saudia Dairy & Foodstuff Co	4,240	229,415
Savola Group/The	47,360	328,638
		2,422,900
TOTAL CONSUMER STAPLES		2,732,638
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	105,276	466,461
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	896,713	14,935,268
Alinma Bank	453,203	2,819,018
Bank Al-Jazira	188,008	608,253
Bank AlBilad	220,442	1,443,395
Banque Saudi Fransi	369,857	1,946,046
Riyad Bank	602,770	3,264,636
Saudi Awwal Bank	115,984	1,045,107
Saudi Investment Bank/The	182,902	675,016
Saudi National Bank/The	898,192	9,375,350
		36,112,089
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	14,634	462,147
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance	30,888	398,900
Bupa Arabia for Cooperative Insurance Co	7,312	305,681
Co for Cooperative Insurance/The	22,323	728,744
Rasan Information Technology Co (b)	11,622	402,925
		1,836,250
TOTAL FINANCIALS		38,410,486
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	13,449	376,737
Dr Sulaiman Al Habib Medical Services Group Co	30,769	1,925,367
Mouwasat Medical Services Co	27,457	454,753
TOTAL HEALTH CARE		2,756,857
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	10,481	482,815
Electrical Equipment - 0.0%
Electrical Industries Co	166,975	629,130
Riyadh Cables Group Co	17,469	464,227
		1,093,357
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	11,702	378,278
Passenger Airlines - 0.0%
flynas Co SJSC (b)	18,251	239,297
TOTAL INDUSTRIALS		2,193,747
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	7,286	416,925
Elm Co	7,947	1,434,713
TOTAL INFORMATION TECHNOLOGY		1,851,638
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	36,736	215,202
SABIC Agri-Nutrients Co	70,600	2,310,409
Sahara International Petrochemical Co	103,718	351,572
Saudi Aramco Base Oil Co	15,509	523,230
Saudi Basic Industries Corp	275,992	3,645,109
Saudi Industrial Investment Group	94,460	300,572
Saudi Kayan Petrochemical Co (b)	207,825	276,694
Yanbu National Petrochemical Co	82,577	675,040
		8,297,828
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	415,489	6,261,929
TOTAL MATERIALS		14,559,757
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	72,139	299,082
Dar Al Arkan Real Estate Development Co (b)	165,693	811,368
Makkah Construction & Development Co	29,386	641,242
Umm Al Qura for Development & Construction Co (b)	146,952	641,338
TOTAL REAL ESTATE		2,393,030
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	236,481	1,067,329
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	70,471	3,520,266
TOTAL UTILITIES		4,587,595
TOTAL SAUDI ARABIA		81,081,113
SINGAPORE - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	2,161,800	7,479,609
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	117,556	12,547,927
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd (e)	1,747,500	864,927
TOTAL CONSUMER DISCRETIONARY		13,412,854
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	85,205	654,039
Financials - 0.7%
Banks - 0.7%
DBS Group Holdings Ltd	615,332	35,502,653
Oversea-Chinese Banking Corp Ltd	1,166,222	26,488,660
United Overseas Bank Ltd	436,800	14,772,181
		76,763,494
Capital Markets - 0.0%
Singapore Exchange Ltd	248,800	4,743,175
TOTAL FINANCIALS		81,506,669
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	467,500	3,673,516
Ground Transportation - 0.0%
ComfortDelGro Corp Ltd	661,600	691,544
Grab Holdings Ltd Class A (b)	862,941	3,020,294
		3,711,838
Industrial Conglomerates - 0.1%
Keppel Ltd	434,200	3,877,823
Machinery - 0.0%
Seatrium Ltd	660,098	1,105,858
Passenger Airlines - 0.0%
Singapore Airlines Ltd	446,650	2,679,366
Transportation Infrastructure - 0.0%
SATS Ltd	278,323	1,026,153
TOTAL INDUSTRIALS		16,074,554
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	75,300	938,222
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	197,288	10,392,322
TOTAL INFORMATION TECHNOLOGY		11,330,544
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	1,851,068	3,592,437
Mapletree Pan Asia Commercial Trust	686,718	712,161
Suntec Real Estate Investment Trust	670,700	773,871
		5,078,469
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	1,287,218	2,578,269
Frasers Logistics & Commercial Trust (d)	903,200	697,198
Mapletree Industrial Trust	646,457	972,796
Mapletree Logistics Trust	1,031,810	996,777
		5,245,040
Office REITs - 0.0%
Keppel REIT	979,755	702,827
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore (e)	685,573	1,420,746
City Developments Ltd	171,600	1,049,494
UOL Group Ltd	139,900	1,079,514
		3,549,754
Specialized REITs - 0.0%
Keppel DC REIT	607,380	1,056,201
TOTAL REAL ESTATE		15,632,291
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	5,912	403,869
Multi-Utilities - 0.0%
Sembcorp Industries Ltd (e)	271,100	1,166,025
TOTAL UTILITIES		1,569,894
TOTAL SINGAPORE		147,660,454
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	559,329	6,934,039
Vodacom Group Ltd	181,527	1,756,364
TOTAL COMMUNICATION SERVICES		8,690,403
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	233,307	12,258,564
Woolworths Holdings Ltd/South Africa	296,644	843,771
		13,102,335
Specialty Retail - 0.0%
Mr Price Group Ltd	80,649	830,504
Pepkor Holdings Ltd (c)(d)	1,105,473	1,422,856
		2,253,360
TOTAL CONSUMER DISCRETIONARY		15,355,695
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	103,051	2,826,860
Clicks Group Ltd	70,179	939,204
Shoprite Holdings Ltd	146,506	2,548,176
		6,314,240
Food Products - 0.0%
Tiger Brands Ltd	47,862	801,771
TOTAL CONSUMER STAPLES		7,116,011
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	70,792	876,498
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	235,500	3,245,865
Capitec Bank Holdings Ltd	26,910	7,683,748
Nedbank Group Ltd	135,707	2,295,565
Standard Bank Group Ltd	401,923	8,003,106
		21,228,284
Financial Services - 0.1%
FirstRand Ltd	1,627,090	9,730,929
Remgro Ltd	152,016	1,786,296
		11,517,225
Insurance - 0.0%
Discovery Ltd	185,662	2,952,748
Old Mutual Ltd	1,446,264	1,169,894
OUTsurance Group Ltd	262,666	1,314,734
Sanlam Ltd	499,379	2,658,677
		8,096,053
TOTAL FINANCIALS		40,841,562
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	113,571	1,029,049
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	105,488	1,582,759
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	178,556	2,115,961
Metals & Mining - 0.4%
Anglo American PLC	359,055	18,175,904
Gold Fields Ltd	272,914	8,813,197
Harmony Gold Mining Co Ltd	167,511	2,643,012
Impala Platinum Holdings Ltd	276,468	3,015,213
Northam Platinum Holdings Ltd	105,182	1,506,093
Pan African Resources PLC (South Africa)	597,845	747,516
Sibanye Stillwater Ltd	853,971	1,845,614
Valterra Platinum Ltd	80,996	6,065,038
		42,811,587
TOTAL MATERIALS		44,927,548
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	1,025,109	1,096,449
TOTAL SOUTH AFRICA		121,515,974
SPAIN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	172,962	5,372,902
Telefonica SA	1,213,039	5,008,267
TOTAL COMMUNICATION SERVICES		10,381,169
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	137,414	8,480,777
Specialty Retail - 0.2%
Industria de Diseno Textil SA	341,873	22,311,876
TOTAL CONSUMER DISCRETIONARY		30,792,653
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	336,939	10,283,727
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	1,716,388	48,113,636
Banco de Sabadell SA	1,535,106	5,885,940
Banco Santander SA	4,474,714	63,640,611
Bankinter SA	198,189	3,640,668
CaixaBank SA	1,155,022	16,778,250
TOTAL FINANCIALS		138,059,105
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	63,441	8,069,216
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	223,995	6,891,440
TOTAL INDUSTRIALS		14,960,656
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	131,972	2,291,883
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	95,043	4,642,607
Iberdrola SA	1,891,961	45,052,412
Redeia Corp SA	124,192	2,190,380
		51,885,399
Gas Utilities - 0.0%
Naturgy Energy Group SA	147,513	4,921,014
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	91,748	1,422,999
TOTAL UTILITIES		58,229,412
TOTAL SPAIN		264,998,605
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	702,170	3,257,847
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	170,332	2,950,846
TOTAL COMMUNICATION SERVICES		6,208,693
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(c)	43,273	3,309,256
Leisure Products - 0.0%
Thule Group AB (c)(d)	32,432	745,219
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	145,552	2,665,601
TOTAL CONSUMER DISCRETIONARY		6,720,076
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	32,888	840,315
Food Products - 0.0%
AAK AB (e)	54,980	1,185,954
Household Products - 0.1%
Essity AB B Shares	177,404	5,164,394
TOTAL CONSUMER STAPLES		7,190,663
Financials - 0.5%
Banks - 0.2%
Norion Bank AB (b)	31,722	195,218
Skandinaviska Enskilda Banken AB A Shares	448,315	10,513,194
Svenska Handelsbanken AB A Shares	473,969	7,247,256
Swedbank AB A1 Shares	275,847	11,037,125
		28,992,793
Capital Markets - 0.1%
Avanza Bank Holding AB	36,527	1,501,403
EQT AB	112,267	3,816,432
Nordnet AB	39,256	1,504,741
		6,822,576
Financial Services - 0.2%
Industrivarden AB A Shares	37,506	2,162,398
Industrivarden AB C Shares	53,406	3,054,432
Investor AB B Shares	554,718	23,942,902
L E Lundbergforetagen AB B Shares	22,006	1,320,748
		30,480,480
TOTAL FINANCIALS		66,295,849
Health Care - 0.1%
Biotechnology - 0.1%
Swedish Orphan Biovitrum AB B Shares (b)	67,474	3,334,656
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	107,930	548,366
Getinge AB B Shares	66,759	1,664,383
		2,212,749
Health Care Technology - 0.0%
Sectra AB B Shares	39,750	1,115,415
TOTAL HEALTH CARE		6,662,820
Industrials - 0.9%
Aerospace & Defense - 0.0%
Saab AB B Shares	96,069	6,036,766
Building Products - 0.2%
Assa Abloy AB B Shares	302,374	11,219,825
Nibe Industrier AB B Shares	464,356	1,859,920
		13,079,745
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	62,450	861,768
Loomis AB	20,519	1,131,301
Securitas AB B Shares	153,826	2,471,633
		4,464,702
Construction & Engineering - 0.0%
Skanska AB B Shares	109,414	3,064,493
Sweco AB B Shares	62,397	878,729
		3,943,222
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	42,697	899,479
Lifco AB B Shares	67,905	2,310,519
		3,209,998
Machinery - 0.7%
Alfa Laval AB	88,350	5,229,260
Atlas Copco AB A Shares	772,324	16,319,074
Atlas Copco AB B Shares	470,286	8,684,946
Epiroc AB A Shares	189,228	4,851,169
Epiroc AB B Shares	121,245	2,656,078
Indutrade AB	80,468	2,017,996
Sandvik AB	325,156	12,159,123
SKF AB B Shares	102,086	2,763,833
Trelleborg AB B Shares	52,254	2,319,059
Volvo AB A Shares	57,402	2,201,509
Volvo AB B Shares	485,512	18,571,681
		77,773,728
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	78,308	2,850,345
Beijer Ref AB B Shares	121,800	1,714,015
		4,564,360
TOTAL INDUSTRIALS		113,072,521
Information Technology - 0.1%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	891,752	8,771,884
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	642,347	6,340,332
Lagercrantz Group AB B Shares	61,153	1,438,562
Mycronic AB	45,518	1,500,026
		9,278,920
TOTAL INFORMATION TECHNOLOGY		18,050,804
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	78,545	731,653
Containers & Packaging - 0.0%
Billerud AB	68,846	549,121
Metals & Mining - 0.1%
Boliden AB	86,715	4,342,034
SSAB AB B Shares	184,245	1,935,867
		6,277,901
Paper & Forest Products - 0.0%
Holmen AB B Shares	28,952	982,073
Svenska Cellulosa AB SCA B Shares	178,845	2,033,141
		3,015,214
TOTAL MATERIALS		10,573,889
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	109,835	1,543,909
Fabege AB	58,214	456,678
Fastighets AB Balder B Shares (b)	216,304	1,184,854
Sagax AB B Shares	65,902	1,157,863
Wallenstam AB B Shares (e)	109,819	477,464
Wihlborgs Fastigheter AB	84,409	685,665
TOTAL REAL ESTATE		5,506,433
TOTAL SWEDEN		240,281,748
SWITZERLAND - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	7,745	5,958,798
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	163,823	38,718,246
Consumer Staples - 0.7%
Food Products - 0.7%
Chocoladefabriken Lindt & Spruengli AG	304	3,508,791
Chocoladefabriken Lindt & Spruengli AG participation certificates	33	3,881,873
Nestle SA	784,820	78,443,598
TOTAL CONSUMER STAPLES		85,834,262
Financials - 1.0%
Capital Markets - 0.6%
Julius Baer Group Ltd	62,847	5,525,546
Partners Group Holding AG	6,603	5,488,547
UBS Group AG	908,653	47,823,843
		58,837,936
Insurance - 0.4%
Helvetia Baloise Holding AG	23,339	6,258,761
Swiss Life Holding AG	8,697	10,271,378
Zurich Insurance Group AG	46,727	35,593,273
		52,123,412
TOTAL FINANCIALS		110,961,348
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	15,097	4,108,280
Straumann Holding AG	34,528	4,275,958
		8,384,238
Life Sciences Tools & Services - 0.1%
Lonza Group AG	21,373	14,862,887
Pharmaceuticals - 0.2%
Galderma Group AG	55,843	12,152,079
Sandoz Group AG	134,161	10,912,768
		23,064,847
TOTAL HEALTH CARE		46,311,972
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	9,663	6,361,121
Electrical Equipment - 0.4%
ABB Ltd	466,725	46,046,593
Machinery - 0.1%
Schindler Holding AG participation certificate	12,176	3,834,510
VAT Group AG (c)(d)	8,235	6,132,068
		9,966,578
Marine Transportation - 0.0%
Kuehne + Nagel International AG	16,175	4,115,527
Professional Services - 0.0%
SGS SA	51,603	6,113,594
TOTAL INDUSTRIALS		72,603,413
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	43,163	4,382,236
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	76,231	8,218,296
Givaudan SA	2,479	9,904,348
Sika AG	49,010	11,026,791
TOTAL MATERIALS		29,149,435
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	24,564	4,004,620
TOTAL SWITZERLAND		397,924,330
TAIWAN - 8.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,160,000	4,989,680
Entertainment - 0.0%
International Games System Co Ltd	80,000	1,915,359
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	535,000	1,737,564
Taiwan Mobile Co Ltd	537,000	1,865,884
		3,603,448
TOTAL COMMUNICATION SERVICES		10,508,487
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	603,000	568,100
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	60,000	707,742
Specialty Retail - 0.0%
Hotai Motor Co Ltd	117,960	2,025,370
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	76,000	813,296
Feng TAY Enterprise Co Ltd	195,417	412,316
Makalot Industrial Co Ltd	69,108	468,666
Pou Chen Corp	762,000	564,019
		2,258,297
TOTAL CONSUMER DISCRETIONARY		5,559,509
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	173,000	1,198,551
Food Products - 0.0%
Lien Hwa Industrial Holdings Corp	373,359	463,539
Uni-President Enterprises Corp	1,492,000	3,394,331
		3,857,870
TOTAL CONSUMER STAPLES		5,056,421
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	524,000	1,132,173
Financials - 0.8%
Banks - 0.5%
Chang Hwa Commercial Bank Ltd	2,670,022	2,076,737
CTBC Financial Holding Co Ltd	6,000,000	11,981,173
E.Sun Financial Holding Co Ltd	4,943,114	5,898,449
Far Eastern International Bank	1,470,691	612,581
First Financial Holding Co Ltd	3,526,544	4,008,225
Hua Nan Financial Holdings Co Ltd	3,187,825	4,283,904
Mega Financial Holding Co Ltd	3,577,569	5,866,980
Shanghai Commercial & Savings Bank Ltd/The	1,379,880	1,936,007
SinoPac Financial Holdings Co Ltd	4,512,191	5,629,945
Taichung Commercial Bank Co Ltd	1,324,200	838,049
Taiwan Business Bank	2,212,276	1,242,095
Taiwan Cooperative Financial Holding Co Ltd	3,504,094	2,987,277
TS Financial Holding Co Ltd	7,556,748	8,324,634
		55,686,056
Capital Markets - 0.0%
Capital Securities Corp (b)	673,000	704,695
Financial Services - 0.1%
Chailease Holding Co Ltd	528,248	1,814,288
Yuanta Financial Holding Co Ltd	4,067,403	8,489,311
		10,303,599
Insurance - 0.2%
Cathay Financial Holding Co Ltd	2,996,923	9,331,596
Fubon Financial Holding Co Ltd	2,733,054	10,898,934
KGI Financial Holding Co Ltd	5,179,830	4,896,079
		25,126,609
TOTAL FINANCIALS		91,820,959
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	111,587	3,632,019
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	377,000	1,194,846
TOTAL HEALTH CARE		4,826,865
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	51,000	1,707,557
Electrical Equipment - 0.2%
Bizlink Holding Inc	53,881	3,432,154
Chung-Hsin Electric & Machinery Manufacturing Corp	125,000	589,232
Fortune Electric Co Ltd (b)	68,670	1,484,710
Shihlin Electric & Engineering Corp	101,000	605,205
Tatung Co Ltd (b)	541,300	404,949
Teco Electric and Machinery Co Ltd	392,000	774,479
Voltronic Power Technology Corp	21,250	623,704
Walsin Lihwa Corp	1,056,046	1,013,895
		8,928,328
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,186,000	994,293
Machinery - 0.0%
Hiwin Technologies Corp	89,192	830,458
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	328,657	2,066,448
Wan Hai Lines Ltd	418,000	1,090,833
Yang Ming Marine Transport Corp	538,000	842,058
		3,999,339
Passenger Airlines - 0.0%
China Airlines Ltd	932,000	646,406
Eva Airways Corp	802,619	1,071,332
		1,717,738
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	638,000	512,251
TOTAL INDUSTRIALS		18,689,964
Information Technology - 7.3%
Communications Equipment - 0.1%
Accton Technology Corp	156,000	10,116,147
Ezconn Corp	19,000	663,277
WNC Corp /Taiwan	113,000	757,696
		11,537,120
Electronic Equipment, Instruments & Components - 1.1%
AUO Corp	2,073,000	1,518,633
Chroma ATE Inc	122,000	7,668,340
Compeq Manufacturing Co Ltd	329,000	1,684,041
Compeq Manufacturing Co Ltd rights 7/14/2026 (b)	8,626	0
Delta Electronics Inc	586,000	28,843,190
E Ink Holdings Inc	282,000	1,632,497
Elite Material Co Ltd	99,000	14,218,318
Fositek Corp	17,000	695,616
Foxconn Technology Co Ltd	304,000	526,612
Gold Circuit Electronics Ltd	108,000	2,589,774
Hon Hai Precision Industry Co Ltd	3,713,800	28,375,489
Innolux Corp	2,438,943	3,348,650
Largan Precision Co Ltd	33,000	4,092,832
Lotes Co Ltd	27,398	1,544,854
Nan Ya Printed Circuit Board Corp	65,000	1,790,477
Simplo Technology Co Ltd	55,000	594,701
Sinbon Electronics Co Ltd	68,000	615,567
Synnex Technology International Corp	403,000	1,156,356
Taiwan Union Technology Corp	88,000	2,947,784
Tripod Technology Corp	139,000	1,561,423
Unimicron Technology Corp	412,540	9,683,912
Wpg Holding Co Ltd (b)	514,040	1,763,200
WT Microelectronics Co Ltd	198,000	1,195,575
Yageo Corp	580,888	8,747,182
Zhen Ding Technology Holding Ltd	219,000	2,749,060
		129,544,083
Semiconductors & Semiconductor Equipment - 5.7%
ADATA Technology Co Ltd	91,000	1,090,408
Alchip Technologies Ltd	25,000	2,308,416
AP Memory Technology Corp	41,000	823,155
ASE Technology Holding Co Ltd	1,074,000	18,335,791
ASPEED Technology Inc	10,130	4,426,287
eMemory Technology Inc	20,000	1,503,349
Global Unichip Corp	27,000	3,093,239
Globalwafers Co Ltd	77,000	1,945,784
Hon Precision Inc	28,001	5,196,101
Jentech Precision Industrial Co Ltd	27,000	2,797,968
King Yuan Electronics Co Ltd	361,200	2,440,742
Kinsus Interconnect Technology Corp	100,000	1,896,992
LandMark Optoelectronics Corp	28,500	1,379,496
Macronix International Co Ltd (b)	597,340	1,795,034
MediaTek Inc	489,000	52,116,247
MPI Corp	27,000	4,299,743
Nanya Technology Corp	400,000	4,278,479
Novatek Microelectronics Corp	184,000	2,909,396
Phison Electronics Corp	54,000	2,658,864
Powerchip Semiconductor Manufacturing Corp (b)	1,024,000	1,675,542
Powertech Technology Inc	211,000	1,509,269
Realtek Semiconductor Corp	158,000	3,277,937
Silicon Motion Technology Corp ADR	10,238	2,596,357
Sino-American Silicon Products Inc	179,000	847,707
Taiwan Semiconductor Manufacturing Co Ltd	7,349,000	543,823,217
United Microelectronics Corp	3,604,000	13,489,181
Vanguard International Semiconductor Corp	360,277	1,652,413
Win Semiconductors Corp	122,000	1,076,867
Winbond Electronics Corp	947,863	3,657,498
WinWay Technology Co Ltd	9,000	1,580,431
		690,481,910
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	943,000	835,989
Advantech Co Ltd	151,458	2,581,087
Asia Vital Components Co Ltd	104,000	7,317,490
Asustek Computer Inc	215,000	5,337,168
AURAS Technology Co Ltd	22,000	601,107
Catcher Technology Co Ltd	173,000	972,341
Chicony Electronics Co Ltd	190,000	619,092
Compal Electronics Inc	1,269,000	1,396,209
Gigabyte Technology Co Ltd (b)	162,000	1,672,694
Inventec Corp	954,000	1,792,080
King Slide Works Co Ltd	22,000	5,274,123
Lite-On Technology Corp	664,000	4,209,912
Micro-Star International Co Ltd	222,000	962,320
Pegatron Corp	632,000	1,636,108
Quanta Computer Inc	836,000	7,440,432
Wistron Corp	971,000	5,209,888
Wiwynn Corp	36,000	5,863,798
		53,721,838
TOTAL INFORMATION TECHNOLOGY		885,284,951
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	1,235,000	2,151,552
Formosa Plastics Corp	1,443,000	2,427,493
Nan Ya Plastics Corp	1,741,000	8,275,913
		12,854,958
Construction Materials - 0.0%
Asia Cement Corp	781,000	796,245
TCC Group Holdings Co Ltd	2,128,600	1,594,557
		2,390,802
Metals & Mining - 0.0%
China Steel Corp	3,675,000	2,151,147
TA Chen Stainless Pipe	654,789	873,418
		3,024,565
TOTAL MATERIALS		18,270,325
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	544,275	738,578
TOTAL TAIWAN		1,041,888,232
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	617,650	265,442
True Corp PCL depository receipt	4,438,849	1,907,645
		2,173,087
Media - 0.0%
VGI PCL warrants (b)	116,340	35
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	18,600	211,165
Advanced Info Service PCL depository receipt	309,300	3,511,462
		3,722,627
TOTAL COMMUNICATION SERVICES		5,895,749
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	125,208	99,912
Central Retail Corp PCL depository receipt	747,700	596,644
		696,556
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	2,583,200	227,859
Central Plaza Hotel PCL depository receipt	145,800	167,099
Minor International PCL	154,556	108,809
Minor International PCL depository receipt	652,748	459,541
		963,308
Specialty Retail - 0.0%
Home Product Center PCL	164,700	31,946
Home Product Center PCL depository receipt	1,046,800	203,046
PTT Oil & Retail Business PCL depository receipt	883,200	337,583
		572,575
TOTAL CONSUMER DISCRETIONARY		2,232,439
Consumer Staples - 0.0%
Beverages - 0.0%
Osotspa PCL	17,300	9,076
Osotspa PCL depository receipt	420,900	220,835
Thai Beverage PCL	2,358,900	847,484
		1,077,395
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	163,000	233,571
CP ALL PCL depository receipt	1,194,200	1,711,234
		1,944,805
Food Products - 0.0%
Charoen Pokphand Foods PCL	224,100	150,331
Charoen Pokphand Foods PCL depository receipt	755,600	506,873
Thai Union Group PCL	86,400	31,474
Thai Union Group PCL depository receipt	456,000	166,110
Thaifoods Group PCL depository receipt	878,000	257,083
		1,111,871
TOTAL CONSUMER STAPLES		4,134,071
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt (f)	1,147,400	199,189
PTT Exploration & Production PCL	82,500	369,288
PTT Exploration & Production PCL depository receipt	346,600	1,551,459
PTT PCL	317,500	365,812
PTT PCL depository receipt	2,306,100	2,657,008
Thai Oil PCL	40,175	78,572
Thai Oil PCL depository receipt	232,377	454,473
TOTAL ENERGY		5,675,801
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL	11,400	65,226
Bangkok Bank PCL depository receipt	164,100	938,919
Kasikornbank PCL	46,900	342,007
Kasikornbank PCL depository receipt	310,200	2,262,059
Kiatnakin Phatra Bank PCL	51,800	171,474
Kiatnakin Phatra Bank PCL depository receipt	66,200	219,143
Krung Thai Bank PCL	166,000	219,171
Krung Thai Bank PCL depository receipt	889,300	1,174,147
SCB X PCL	49,550	226,490
SCB X PCL depository receipt	205,500	939,330
Thanachart Capital PCL	8,300	19,264
Thanachart Capital PCL depository receipt	150,000	349,900
Tisco Financial Group PCL	700	2,689
Tisco Financial Group PCL depository receipt	119,000	457,090
TMBThanachart Bank PCL	1,153,387	105,366
TMBThanachart Bank PCL depository receipt	13,284,471	1,213,582
		8,705,857
Consumer Finance - 0.0%
Krungthai Card PCL	15,600	17,795
Krungthai Card PCL depository receipt	283,400	323,274
Muangthai Capital PCL	29,100	29,656
Muangthai Capital PCL depository receipt	154,800	157,759
Srisawad Corp PCL	32,186	23,581
Srisawad Corp PCL depository receipt	192,925	141,918
TIDLOR Holdings PCL depository receipt	470,710	267,304
		961,287
Insurance - 0.0%
Thai Life Insurance PCL	237,600	82,635
Thai Life Insurance PCL depository receipt	346,200	120,405
		203,040
TOTAL FINANCIALS		9,870,184
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	172,600	99,077
Bangkok Dusit Medical Services PCL depository receipt	1,282,800	736,360
Bumrungrad Hospital Pcl	19,000	106,466
Bumrungrad Hospital Pcl depository receipt	102,600	574,921
TOTAL HEALTH CARE		1,516,824
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL (b)	383,533	24,345
BTS Group Holdings PCL depository receipt (b)	1,816,022	116,161
		140,506
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	327,600	621,837
Airports of Thailand PCL depository receipt	965,500	1,832,672
Bangkok Expressway & Metro PCL	356,100	71,843
Bangkok Expressway & Metro PCL depository receipt	2,019,700	407,472
		2,933,824
TOTAL INDUSTRIALS		3,074,330
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	274,000	2,242,301
Delta Electronics Thailand PCL depository receipt	1,133,200	9,273,631
TOTAL INFORMATION TECHNOLOGY		11,515,932
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	600,500	395,304
PTT Global Chemical PCL depository receipt	507,300	555,560
		950,864
Construction Materials - 0.0%
Siam Cement PCL/The	2,600	19,720
Siam Cement PCL/The depository receipt	90,500	686,425
		706,145
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	341,600	309,905
TOTAL MATERIALS		1,966,914
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	62,000	127,512
Central Pattana PCL depository receipt	360,900	742,250
WHA Corp PCL	249,200	36,085
WHA Corp PCL depository receipt	2,000,100	289,628
TOTAL REAL ESTATE		1,195,475
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	73,700	295,177
Energy Absolute PCL warrants 2/13/2028 (b)	42,100	786
Global Power Synergy PCL	19,394	29,764
Global Power Synergy PCL depository receipt	196,200	301,105
Gulf Development PCL	351,002	699,316
Gulf Development PCL depository receipt	1,887,238	3,760,021
TOTAL UTILITIES		5,086,169
TOTAL THAILAND		52,163,888
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	359,466	756,094
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	203,131	342,408
Tofas Turk Otomobil Fabrikasi AS	39,350	225,656
		568,064
Household Durables - 0.0%
Arcelik AS (b)	32,375	66,257
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	304,956	134,256
Dogus Otomotiv Servis ve Ticaret AS	28,684	114,932
		249,188
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	410,573	112,323
Isiklar Enerji ve Yapi Holding AS (b)	140,153	494,029
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	185,234	152,495
		758,847
TOTAL CONSUMER DISCRETIONARY		1,642,356
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	571,259	263,036
Coca-Cola Icecek AS	246,247	471,830
		734,866
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	264,725	2,174,067
Migros Ticaret AS	27,650	363,963
Sok Marketler Ticaret AS (b)	90,536	97,169
		2,635,199
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	69,047	125,398
TOTAL CONSUMER STAPLES		3,495,463
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	273,552	1,699,671
Financials - 0.1%
Banks - 0.1%
Akbank TAS	926,629	1,236,318
Haci Omer Sabanci Holding AS	410,134	729,319
Turkiye Is Bankasi AS Class C	2,453,437	643,838
Yapi ve Kredi Bankasi AS (b)	1,001,132	690,192
		3,299,667
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	172,877	125,659
Tera Yatirim Menkul Degerler AS	59,383	224,942
		350,601
Consumer Finance - 0.0%
Katilimevim Tasarruf Finansman AS	388,681	1,272,735
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	1,707	61,392
Destek Finans Faktoring AS (b)	25,198	903,058
Global Yatirim Holding AS	321,133	110,021
Turkiye Sinai Kalkinma Bankasi AS	399,570	91,991
		1,166,462
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	238,519	136,529
Turkiye Sigorta AS	1,163,488	154,009
		290,538
TOTAL FINANCIALS		6,380,003
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	19,954	170,066
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	359,552	2,589,645
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	318,410	148,756
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	510,674	941,419
Ral Yatirim Holding AS (b)	36,132	183,630
Tekfen Holding AS	54,463	177,078
		1,302,127
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	129,672	806,378
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	213,969	106,987
		913,365
Ground Transportation - 0.0%
LDR Turizm AS	70,499	144,429
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	59,710	194,766
		339,195
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	374,827	280,023
Alarko Holding AS	49,257	104,695
Bera Holding AS (b)	208,155	55,983
KOC Holding AS	385,310	1,596,581
Turkiye Sise ve Cam Fabrikalari AS	374,796	329,217
		2,366,499
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	9,469	60,777
Turk Traktor ve Ziraat Makineleri AS (b)	6,072	52,677
		113,454
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	76,276	245,592
Turk Hava Yollari AO	167,496	1,106,800
		1,352,392
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS	59,851	342,276
TOTAL INDUSTRIALS		9,467,709
Information Technology - 0.0%
IT Services - 0.0%
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	9,687	509,641
Software - 0.0%
MIA Teknoloji AS (b)	97,319	63,119
TOTAL INFORMATION TECHNOLOGY		572,760
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	1,300,967	79,670
Petkim Petrokimya Holding AS (b)	391,228	157,417
Sasa Polyester Sanayi AS (b)	3,428,262	178,200
		415,287
Construction Materials - 0.0%
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi (b)	1,039,398	107,180
Cimsa Cimento Sanayi VE Ticaret AS	119,234	112,512
Nuh Cimento Sanayi AS	21,708	98,995
Oyak Cimento Fabrikalari AS	315,191	134,650
		453,337
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	10,588	116,199
Eldorado Gold Corp	71,600	2,160,999
Eregli Demir ve Celik Fabrikalari TAS	1,078,218	965,248
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	226,057	195,997
TR Anadolu Metal Madencilik Isletmeleri AS (b)	54,376	142,466
Turk Altin Isletmeleri AS (b)	338,191	314,287
		3,895,196
TOTAL MATERIALS		4,763,820
Real Estate - 0.0%
Diversified REITs - 0.0%
Peker Gayrimenkul Yatirim Ortakligi AS (b)	1,052,357	326,213
Industrial REITs - 0.0%
Reysas Gayrimenkul Yatirim Ortakligi AS (b)	168,248	135,607
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (b)	98,671	147,221
LYDIA HOLDING AS (b)	24,383	95,698
Tera Yatirim Teknoloji Holding AS (b)	371,282	375,042
Ufuk Yatirim Yonetim ve Gayrimenkul AS (b)	5,191	194,012
		811,973
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	611,115	230,332
TOTAL REAL ESTATE		1,504,125
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	72,191	165,442
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	218,547	153,888
Enerya Enerji AS	715,896	138,754
		292,642
Independent Power and Renewable Electricity Producers - 0.0%
Aksa Enerji Uretim AS (b)	71,375	141,417
Margun Enerji Uretim Sanayi VE Ticaret AS	197,980	153,739
		295,156
TOTAL UTILITIES		753,240
TOTAL TURKEY		31,205,307
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	1,062,673	5,890,559
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	889,097	525,276
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	867,722	944,974
TOTAL CONSUMER DISCRETIONARY		1,470,250
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	787,129	1,247,234
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	415,160	700,787
TOTAL ENERGY		1,948,021
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	968,806	3,956,463
Abu Dhabi Islamic Bank PJSC	447,412	2,584,831
Dubai Islamic Bank PJSC	896,333	1,774,120
Emirates NBD Bank PJSC	752,593	6,187,941
First Abu Dhabi Bank PJSC	1,350,515	7,133,131
TOTAL FINANCIALS		21,636,486
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	769,212	473,296
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	607,798	595,718
Modon Holding PSC (b)	930,315	721,862
		1,317,580
Passenger Airlines - 0.0%
Air Arabia PJSC	707,958	944,458
Transportation Infrastructure - 0.0%
Salik Co PJSC	568,976	824,109
TOTAL INDUSTRIALS		3,086,147
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,144,505	2,315,184
Emaar Development PJSC	250,394	883,503
Emaar Properties PJSC	1,891,686	5,665,273
TOTAL REAL ESTATE		8,863,960
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,746,854	2,049,110
TOTAL UNITED ARAB EMIRATES		45,417,829
UNITED KINGDOM - 6.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	1,735,678	4,708,930
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	244,799	1,728,571
Rightmove PLC	233,115	1,459,684
		3,188,255
Media - 0.0%
Informa PLC	388,469	4,637,686
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	5,897,027	9,358,524
TOTAL COMMUNICATION SERVICES		21,893,395
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Next PLC	34,647	6,931,946
Diversified Consumer Services - 0.0%
Pearson PLC	184,331	3,110,521
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	518,303	16,435,388
Entain PLC	192,634	1,410,298
Whitbread PLC	50,594	1,711,520
		19,557,206
Household Durables - 0.0%
Barratt Redrow PLC	434,017	1,724,877
Persimmon PLC	96,912	1,445,888
		3,170,765
Leisure Products - 0.0%
Games Workshop Group PLC	10,141	2,613,232
Specialty Retail - 0.0%
Kingfisher PLC	522,310	2,179,046
TOTAL CONSUMER DISCRETIONARY		37,562,716
Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	62,131	6,800,859
Diageo PLC	678,627	14,908,305
		21,709,164
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	509,163	2,466,290
Marks & Spencer Group PLC	632,043	3,454,983
Tesco PLC	1,944,209	12,797,093
		18,718,366
Food Products - 0.0%
Associated British Foods PLC	86,115	2,419,359
Household Products - 0.1%
Reckitt Benckiser Group PLC	194,721	13,742,898
Personal Care Products - 0.3%
Unilever PLC	664,338	42,270,223
Tobacco - 0.4%
British American Tobacco PLC	601,517	36,488,589
Imperial Brands PLC	222,616	8,448,473
		44,937,062
TOTAL CONSUMER STAPLES		143,797,072
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	69,699	2,341,563
Oil, Gas & Consumable Fuels - 0.0%
DCC Energy plc	26,076	2,224,611
TOTAL ENERGY		4,566,174
Financials - 2.3%
Banks - 1.8%
Barclays PLC	4,147,976	28,511,261
HSBC Holdings PLC	5,235,378	111,489,002
Lloyds Banking Group PLC	17,754,880	27,442,244
NatWest Group PLC	2,430,407	22,925,133
Standard Chartered PLC	552,368	16,332,201
		206,699,841
Capital Markets - 0.3%
3i Group PLC	312,355	12,024,977
Aberdeen Group PLC	560,273	1,816,789
ICG PLC	85,852	2,184,549
IG Group Holdings PLC	101,138	1,990,108
London Stock Exchange Group PLC	134,947	15,180,527
Schroders PLC	268,800	2,131,990
St James's Place PLC	158,524	2,250,810
		37,579,750
Financial Services - 0.0%
M&G PLC	698,051	3,363,354
Wise Group PLC Class A (United Kingdom)	213,713	2,550,808
		5,914,162
Insurance - 0.2%
Admiral Group PLC	82,290	4,183,387
Aviva PLC	918,484	8,596,279
Beazley PLC	182,281	3,170,361
Hiscox Ltd	98,370	2,398,339
Legal & General Group PLC	1,707,030	6,911,152
Standard Life PLC	246,469	3,066,008
		28,325,526
TOTAL FINANCIALS		278,519,279
Health Care - 1.0%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (c)(d)	515,530	1,556,364
Smith & Nephew PLC	259,784	4,063,792
		5,620,156
Pharmaceuticals - 1.0%
Astrazeneca PLC	472,604	80,459,782
GSK PLC	1,235,449	32,125,210
		112,584,992
TOTAL HEALTH CARE		118,205,148
Industrials - 1.1%
Aerospace & Defense - 0.7%
Babcock International Group PLC	148,829	2,248,550
BAE Systems PLC	916,900	25,956,828
Melrose Industries PLC	358,558	2,195,389
Rolls-Royce Holdings PLC	2,551,897	50,909,473
		81,310,240
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	723,443	3,331,641
Verisure PLC (b)	68,684	853,016
		4,184,657
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	829,000	7,767,134
Smiths Group PLC	92,632	3,298,399
		11,065,533
Machinery - 0.0%
IMI PLC	72,942	2,886,311
Spirax Group PLC	22,376	2,094,421
Weir Group PLC/The	78,830	2,800,569
		7,781,301
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	683,290	4,005,386
Professional Services - 0.2%
Intertek Group PLC	46,934	3,694,109
RELX PLC	541,272	19,037,597
		22,731,706
Trading Companies & Distributors - 0.1%
Bunzl PLC	97,817	3,693,957
Diploma PLC	40,922	4,037,172
Howden Joinery Group PLC	164,364	1,746,698
		9,477,827
TOTAL INDUSTRIALS		140,556,650
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	115,912	5,514,580
Software - 0.0%
Sage Group PLC/The	283,442	3,717,711
TOTAL INFORMATION TECHNOLOGY		9,232,291
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	42,259	1,825,393
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	310,713	1,850,934
Land Securities Group PLC	225,310	2,146,063
		3,996,997
Industrial REITs - 0.1%
Segro PLC	412,937	5,370,572
Tritax Big Box REIT PLC	771,336	1,768,305
		7,138,877
TOTAL REAL ESTATE		11,135,874
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	369,586	11,676,492
Multi-Utilities - 0.2%
Centrica PLC	1,415,014	2,955,982
National Grid PLC	1,515,470	24,256,391
		27,212,373
Water Utilities - 0.1%
Severn Trent PLC	81,109	3,299,116
United Utilities Group PLC	226,843	4,228,213
		7,527,329
TOTAL UTILITIES		46,416,194
TOTAL UNITED KINGDOM		813,710,186
UNITED STATES - 4.4%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	47,634	23,814,142
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy) (b)	620,784	3,552,083
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC	45,659	7,337,401
TOTAL CONSUMER DISCRETIONARY		10,889,484
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV depository receipt	107,996	1,506,232
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	101,091	2,900,263
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	4,786,952	35,965,161
DHT Holdings Inc	39,470	732,958
Shell PLC	1,705,821	78,078,337
		114,776,456
TOTAL ENERGY		117,676,719
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	91,088	15,193,539
Health Care - 2.1%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	287,163	7,103,645
Legend Biotech Corp ADR (b)	25,138	466,309
		7,569,954
Health Care Equipment & Supplies - 0.1%
Alcon AG	152,334	10,435,101
Life Sciences Tools & Services - 0.0%
ICON PLC (b)(e)	23,295	3,810,247
QIAGEN NV (Germany)	63,180	2,602,417
		6,412,664
Pharmaceuticals - 1.9%
Belite Bio Inc ADR (b)(e)	5,934	941,192
Haleon PLC	2,702,906	13,232,240
Novartis AG	557,816	87,237,901
Roche Holding AG	214,033	93,613,791
Roche Holding AG bearer shares	8,784	3,896,274
Sanofi SA	325,034	27,989,225
Structure Therapeutics Inc ADR (b)	20,385	979,295
		227,889,918
TOTAL HEALTH CARE		252,307,637
Industrials - 0.8%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	82,204	3,394,649
Waste Connections Inc	77,784	13,030,492
		16,425,141
Construction & Engineering - 0.1%
Ferrovial NV	147,492	9,650,362
Electrical Equipment - 0.5%
Schneider Electric SE	165,345	55,553,541
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	809	2,109,241
AP Moller - Maersk A/S Series B	1,326	3,560,480
		5,669,721
Professional Services - 0.1%
Experian PLC	273,925	10,335,112
TOTAL INDUSTRIALS		97,633,877
Information Technology - 0.0%
Software - 0.0%
JFrog Ltd (b)(e)	32,196	2,568,919
Monday.com Ltd (b)	12,290	1,071,073
TOTAL INFORMATION TECHNOLOGY		3,639,992
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	26,553	1,258,771
Holcim AG	153,793	13,968,124
James Hardie Industries PLC depository receipt (b)	177,234	4,575,247
Titan SA (Greece)	11,293	678,473
TOTAL MATERIALS		20,480,615
TOTAL UNITED STATES		543,142,237
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	206,218	5,716,469
TOTAL COMMON STOCKS (Cost $8,825,294,584)		11,931,554,647

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	133,066	3,142,109
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	47,434	1,574,387
Volkswagen AG non-voting shares	62,976	5,442,514
TOTAL CONSUMER DISCRETIONARY		7,016,901
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	49,223	4,292,305
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	7,617	1,914,812
TOTAL GERMANY		13,224,018
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	6,627	895,713
Hyundai Motor Co Series 2	10,258	1,396,170
TOTAL CONSUMER DISCRETIONARY		2,291,883
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	247,761	30,762,354
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd non-voting shares	815	66,268
TOTAL KOREA (SOUTH)		33,120,505
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	841,000	0
Transneft PJSC (b)(f)	16,800	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	109,390	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $35,822,345)		49,486,632

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $8,595,643)	3.64	8,606,000	8,597,382

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	212,850,360	212,892,930
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	55,479,353	55,484,901
TOTAL MONEY MARKET FUNDS (Cost $268,371,990)			268,377,831

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $9,138,084,562)	12,258,016,492
NET OTHER ASSETS (LIABILITIES) - 0.1% (g)	11,092,658
NET ASSETS - 100.0%	12,269,109,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	1,085	9/2026	172,639,775	3,061,756
ICE MSCI Emerging Markets Index Contracts (United States)	1,140	9/2026	93,611,100	(306,151)
TME S&P/TSX 60 Index Contracts (Canada)	82	9/2026	24,386,204	154,778
TOTAL LONG				2,910,383

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,520,873 or 1.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $183,903,212 or 1.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $3,807,241 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,597,382.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $34,794,292.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	105,211,882	2,524,110,758	2,416,420,358	4,999,050	(15,004)	5,652	212,892,930	212,850,360
Fidelity Securities Lending Cash Central Fund	30,310,158	242,273,151	217,098,753	594,002	345	-	55,484,901	55,479,353
	135,522,040	2,766,383,909	2,633,519,111	5,593,052	(14,659)	5,652	268,377,831

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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